to n. e
Regan Total Return Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations — 58.9%
ACE Securities Corp.
Series 2006-ASL1, Class A (1 mo. Term SOFR + 0.394%) (a)	5.750%	2/25/2036	$281,043	$33,102
Series 2006-ASP5, Class A2D (1 mo. Term SOFR + 0.634%) (a)	5.990%	10/25/2036	1,934,046	649,664
Series 2006-HE4, Class A2B (1 mo. Term SOFR + 0.334%) (a)	5.690%	10/25/2036	2,197,280	795,983
Series 2006-ASP6, Class A2D (1 mo. Term SOFR + 0.554%) (a)	5.910%	12/25/2036	2,637,865	892,470
Series 2007-D1, Class A4 (b)(c)	6.930%	2/25/2038	639,949	505,539
Adjustable Rate Mortgage Trust
Series 2004-4, Class 3A1 (d)	4.820%	3/25/2035	31,748	30,948
Series 2005-5, Class 2A1 (d)	4.820%	9/25/2035	48,580	41,856
Series 2005-7, Class 2A21 (d)	3.946%	10/25/2035	1,118,515	958,316
Series 2005-6A, Class 2A1 (1 mo. Term SOFR + 0.734%) (a)	6.090%	11/25/2035	81,129	26,709
Series 2005-10, Class 1A1 (d)	5.556%	1/25/2036	112,705	103,498
Series 2006-1, Class 1A1 (d)	4.466%	3/25/2036	73,243	62,360
Aegis Asset Backed Securities Trust
Series 2004-2, Class M3 (1 mo. Term SOFR + 2.514%) (a)	7.870%	6/25/2034	154,448	136,084
Agate Bay Mortgage Trust
Series 2015-4, Class A5 (b)(d)	3.000%	6/25/2045	328,084	288,802
Series 2015-6, Class A3 (b)(d)	3.500%	9/25/2045	386,586	344,714
American Home Mortgage Assets
Series 2007-3, Class 11A1 (1 mo. Term SOFR + 0.534%) (a)	5.890%	6/25/2037	169,220	157,729
Series 2006-2, Class 1A1 (12 Month US Treasury Average + 0.960%) (a)	5.972%	9/25/2046	514,243	433,098
American Home Mortgage Investment Trust
Series 2004-3, Class MH1 (1 mo. Term SOFR + 1.014%) (a)	4.774%	10/25/2034	80,611	74,902
Series 2005-2, Class 5A4C (c)(e)(f)	5.908%	9/25/2035	33,225	15,616
Series 2007-2, Class 12A1 (1 mo. Term SOFR + 0.654%) (a)	6.010%	3/25/2037	1,021,881	360,281
Series 2007-A, Class 4A (1 mo. Term SOFR + 1.014%) (a)(b)	6.370%	7/25/2046	112,837	28,438
Series 2007-2, Class 11A1 (1 mo. Term SOFR + 0.574%) (a)	5.930%	3/25/2047	902,082	364,676
Series 2007-1, Class GA1A (1 mo. Term SOFR + 0.274%) (a)	5.630%	5/25/2047	4,499,152	3,092,111
Series 2007-1, Class GA1C (1 mo. Term SOFR + 0.304%) (a)	5.660%	5/25/2047	11,389,991	6,082,734
Angel Oak Mortgage Trust
Series 2020-R1, Class A1 (b)(d)(e)(f)	0.990%	4/25/2053	94,794	81,428
Series 2021-4, Class A1 (b)(d)	1.035%	1/20/2065	5,415,635	4,367,789
Series 2020-5, Class A1 (b)(d)	1.373%	5/25/2065	15,481	13,892
Series 2020-4, Class A1 (b)(d)	1.469%	6/25/2065	1,372,899	1,276,750
Series 2021-2, Class A1 (b)(d)	0.985%	4/25/2066	578,819	488,796
Series 2021-3, Class A1 (b)(d)	1.068%	5/25/2066	4,968,817	4,136,727
Series 2021-5, Class A1 (b)(d)	0.951%	7/25/2066	1,201,660	1,011,223

Series 2021-8, Class A1 (b)(d)	1.820%	11/25/2066	1,834,917	1,553,718
Argent Securities Inc.
Series 2004-W9, Class M2 (1 mo. Term SOFR + 2.139%) (a)(e)(f)	7.495%	6/26/2034	41,374	40,340
Series 2006-W4, Class A2D (1 mo. Term SOFR + 0.654%) (a)	6.010%	5/25/2036	279,422	66,315
Series 2006-W5, Class A2B (1 mo. Term SOFR + 0.314%) (a)	5.670%	6/25/2036	308,888	79,806
ASG Resecuritization Trust
Series 2011-2, Class M52 (b)	5.750%	2/28/2036	728,233	671,085
Banc of America Alternative Loan Trust
Series 2007-1, Class 1A1 (d)(e)(f)	3.985%	4/25/2022	297,082	232,466
Series 2005-10, Class 1CB1 (1 mo. Term SOFR + 0.514%) (a)	5.500%	11/25/2035	541,256	436,066
Series 2005-11, Class 1CB5	5.500%	12/25/2035	200,014	174,760
Series 2006-7, Class A4 (c)	6.498%	10/25/2036	1,081,213	308,484
Series 2007-2, Class 1A1	5.500%	6/25/2037	703,192	593,610
Series 2006-5, Class CB7	6.000%	6/25/2046	255,843	221,459
Banc of America Funding Corporation
Series 2016-R2, Class 1A2 (b)(d)	8.232%	5/1/2033	1,745,953	1,712,469
Series 2004-2, Class 1CB1	5.750%	9/20/2034	266,292	242,476
Series 2005-1, Class 1A6	5.500%	2/25/2035	32,915	30,027
Series 2005-B, Class 2A1 (d)	4.025%	4/20/2035	36,229	31,810
Series 2005-E, Class 8A1 (12 Month US Treasury Average + 1.430%) (a)	6.442%	6/20/2035	1,016,305	730,551
Series 2005-3, Class 1A10	5.250%	6/25/2035	271,883	235,290
Series 2009-R14A, Class 2A (1 mo. Term SOFR + 14.795%) (a)(b)	5.500%	7/26/2035	496,136	416,262
Series 2005-6, Class 1A3	5.750%	10/25/2035	1,154,232	897,136
Series 2005-6, Class 1A8	6.000%	10/25/2035	330,254	261,112
Series 2005-8, Class 1A1	5.500%	1/25/2036	212,221	168,963
Series 2006-G, Class 3A3 (TSFR12M + 2.465%) (a)	7.678%	7/20/2036	14,803	14,522
Series 2006-4, Class A11	6.000%	7/25/2036	217,449	150,220
Series 2006-7, Class 1A1 (1 mo. Term SOFR + 0.564%) (a)	5.920%	9/25/2036	742,181	552,008
Series 2007-4, Class 3A1 (1 mo. Term SOFR + 0.484%) (a)	5.840%	6/25/2037	162,576	127,364
Series 2008-R4, Class 1A4 (1 mo. Term SOFR + 0.564%) (a)(b)(e)(f)	5.907%	7/25/2037	298,498	180,591
Series 2007-8, Class 4A1	6.000%	8/25/2037	85,066	66,654
Series 2007-C, Class 7A4 (1 mo. Term SOFR + 0.554%) (a)(e)(f)	5.912%	5/20/2047	268,874	220,477
Banc of America Mortgage Securities
Series 2003-H, Class 2A2 (d)	5.998%	9/25/2033	759,297	706,821
Series 2005-3, Class 2A3	5.500%	3/25/2035	570,887	499,243
Series 2005-E, Class 3A1 (d)	4.733%	6/25/2035	221,513	207,656
Series 2005-F, Class 2A2 (d)	5.217%	7/25/2035	223,165	206,307
Series 2005-8, Class A12	5.500%	9/25/2035	1,062,082	917,179
Series 2005-J, Class 2A1 (d)	5.222%	11/25/2035	48,538	43,810
Series 2007-2, Class A7	5.500%	5/25/2037	74,877	54,186
Series 2007-3, Class 1A1	6.000%	9/25/2037	451,027	364,201
Series 2006-2, Class A2 (1 mo. Term SOFR + 6.000%) (a)	6.000%	7/25/2046	261,369	223,725
Series 2006-2, Class A3 (1 mo. Term SOFR + 0.714%) (a)	6.000%	7/25/2046	805,429	632,858
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1	6.940%	6/10/2021	600,000	115,895
Series 1998-2, Class B1 (d)	7.315%	12/10/2025	2,177,312	367,028
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1 (b)(d)	1.747%	9/25/2051	503,995	436,401
Bayview Commercial Asset Trust
Series 2005-3A, Class B2 (1 mo. Term SOFR + 2.559%) (a)(b)	7.100%	11/25/2035	338,996	334,761
Series 2006-1A, Class B1 (1 mo. Term SOFR + 1.689%) (a)(b)	7.045%	4/25/2036	174,387	149,532
Bayview Financial Acquisition Trust
Series 2006-C, Class 2A3 (1 mo. Term SOFR + 0.549%) (a)	5.906%	11/28/2036	1,046,536	883,314
BCAP LLC Trust
Series 2012-RR4, Class 4A7 ( + 0.000%) (a)(b)	3.983%	2/26/2036	2,029,529	1,182,794
Series 2008-IND2, Class A2 (d)	3.587%	4/25/2038	945,409	730,601
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1 (d)	5.472%	7/25/2033	89,979	84,936
Series 2006-4, Class 2A1 (d)(e)(f)	4.419%	10/25/2036	151,715	113,407
Series 2007-2, Class 4A1 (1 Year CMT Rate + 2.200%) (a)	7.660%	12/25/2046	812,034	700,006
Bear Stearns Alt-A Trust
Series 2004-5, Class M (d)	5.130%	6/25/2034	457,640	394,184
Series 2005-7, Class 23A1 (d)	4.189%	9/25/2035	253,687	107,200
Series 2005-9, Class 26A1 (d)	4.104%	11/25/2035	402,904	226,141
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A (c)(e)(f)	5.500%	9/25/2033	93,083	79,632
Series 2004-HE7, Class M2 (1 mo. Term SOFR + 1.839%) (a)	7.195%	8/25/2034	15,512	14,787
Series 2007-SD1, Class 22A1 (d)	4.812%	10/25/2036	889,675	409,312
Series 2007-AC4, Class A2 (1 mo. Term SOFR + 26.899%) (a)	8.153%	2/25/2037	592,142	540,528
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 2A1 (d)(e)(f)	3.993%	12/26/2046	236,657	168,026
Bella Vista Mortgage Trust
Series 2004-2, Class A1 (1 mo. Term SOFR + 0.854%) (a)	6.210%	2/25/2035	1,406,724	895,884
BINOM Securitization Trust
Series 2021-INV1, Class A1 (b)(d)	2.034%	6/25/2056	171,622	147,367
CDC Mortgage Capital Trust
Series 2002-HE1, Class A (1 mo. Term SOFR + 0.734%) (a)	6.090%	1/25/2033	4,842	4,800
Series 2004-HE1, Class M1 (1 mo. Term SOFR + 0.969%) (a)	6.325%	6/25/2034	131,848	164,860
Charlie Mac
Series 2004-1, Class A8 (1 mo. Term SOFR + 0.664%) (a)	6.020%	8/25/2034	30,006	27,169
Chase Funding Mortgage Loan Asset-Backed
Series 2003-5, Class 1M2 (d)	5.641%	9/25/2032	82,069	70,300
Series 2004-1, Class 1A7 (c)	4.985%	11/25/2033	22,130	21,651
Chase Mortgage Finance Corporation
Series 2004-S2, Class 2A4	5.500%	2/25/2034	222,153	213,257
Series 2007-S1, Class A1 (1 mo. Term SOFR + 0.714%) (a)	6.000%	2/25/2037	6,455,759	2,061,808
Series 2007-A1, Class 11M1 (d)	4.114%	3/25/2037	108,101	100,102
Series 2007-A3, Class 1A7 (d)	5.039%	12/25/2037	137,161	114,246
Series 2007-A3, Class 3A1 (d)(e)(f)	4.663%	12/25/2037	312,515	235,636
Series 2019-ATR2, Class A11 (1 mo. Term SOFR + 1.014%) (a)(b)	6.370%	7/25/2049	1,241,971	1,188,620
ChaseFlex Trust
Series 2007-1, Class 2A6	6.000%	2/25/2037	1,897,337	705,770
Series 2007-3, Class 1A2 (1 mo. Term SOFR + 0.574%) (a)	5.930%	7/25/2037	885,344	273,552
Series 2007-M1, Class 1A1 (1 mo. Term SOFR + 0.414%) (a)	5.770%	8/25/2037	319,914	297,889

Chevy Chase Mortgage Funding Corp.
Series 2003-4A, Class A1 (1 mo. Term SOFR + 0.794%) (a)(b)	6.150%	10/25/2034	157,251	147,308
Series 2005-2A, Class A2 (1 mo. Term SOFR + 0.344%) (a)(b)	5.700%	5/25/2036	120,358	107,010
Series 2005-CA, Class A1 (1 mo. Term SOFR + 0.324%) (a)(b)	5.680%	10/25/2046	223,079	217,268
Series 2006-1A, Class A1 (1 mo. Term SOFR + 0.264%) (a)(b)(e)(f)	5.620%	12/25/2046	405,279	314,497
Series 2006-2A, Class A2 (1 mo. Term SOFR + 0.294%) (a)(b)	5.650%	4/25/2047	485,698	335,125
Series 2006-4A, Class A1 (1 mo. Term SOFR + 0.244%) (a)(b)	5.600%	11/25/2047	849,452	688,424
Series 2006-4A, Class A2 (1 mo. Term SOFR + 0.294%) (a)(b)	5.650%	11/25/2047	60,774	44,322
CHNGE Mortgage Trust
Series 2022-1, Class A1 (b)(d)	3.007%	1/25/2067	137,569	124,945
CIM Trust
Series 2019-INV1, Class A2 (30 day avg SOFR US + 1.114%) (a)(b)	6.452%	2/25/2049	190,523	183,501
Citicorp Mortgage Securities Inc.
Series 2005-1, Class 1A4 (e)(f)	5.500%	2/25/2035	21,516	18,450
Series 2006-3, Class 1A4	6.000%	6/25/2036	1,349,264	1,166,935
Series 2006-4, Class 1A4	6.000%	8/25/2036	1,078,934	968,023
Series 2007-5, Class 1A9	6.000%	6/25/2037	59,554	51,557
Citigroup Mortgage Loan Trust Inc.
Series 1997-HUD1, Class A4 (d)(e)(f)	2.973%	12/25/2030	222,308	124,671
Series 2004-HYB2, Class 2A (d)	4.318%	3/25/2034	189,530	167,306
Series 2005-2, Class 1A1 (d)	5.451%	5/25/2035	253,829	238,575
Series 2005-7, Class 2A3A (d)(e)(f)	4.078%	9/25/2035	135,511	88,353
Series 2006-8, Class A1 (1 mo. LIBOR US + 0.600%) (a)(b)	5.500%	10/25/2035	2,953,404	1,467,227
Series 2005-9, Class 1A1 (1 mo. Term SOFR + 0.374%) (a)	5.730%	11/25/2035	955,241	778,025
Series 2006-AR1, Class 2A1 (1 Year CMT Rate + 2.400%) (a)	7.860%	3/25/2036	55,996	51,327
Series 2006-WF1, Class A2C (c)	4.573%	3/25/2036	422,576	202,579
Series 2007-AR1, Class A4 (1 mo. Term SOFR + 0.534%) (a)	5.890%	1/25/2037	5,929,947	1,037,917
Series 2007-OPX1, Class A1B (1 mo. Term SOFR + 0.274%) (a)(e)(f)	5.630%	1/25/2037	147,538	42,233
Series 2007-OPX1, Class A2 (1 mo. Term SOFR + 0.314%) (a)	5.670%	1/25/2037	1,234,861	504,376
Series 2014-12, Class 2A5 (b)(d)	3.280%	2/25/2037	2,366,901	1,797,183
Series 2007-9, Class 3A1 (b)	6.500%	6/25/2037	587,531	527,637
Series 2007-10, Class 22AA (d)	4.523%	9/25/2037	29,978	26,344
Series 2007-10, Class 2A4A (d)	5.720%	9/25/2037	157,702	142,244
Series 2021-INV2, Class A3A (b)(d)	2.500%	5/25/2051	328,602	269,335
Series 2022-J1, Class A1 (b)(d)	2.500%	2/25/2052	735,124	659,062
CitiMortgage Alternative Loan Trust
Series 2006-A1, Class 1A5	5.500%	4/25/2036	210,786	187,177
Series 2006-A7, Class 1A1 ( + 0.000%) (a)	6.000%	12/25/2036	435,071	366,567
Series 2006-A7, Class 1A12	6.000%	12/25/2036	322,640	277,079
Series 2006-A7, Class 1A9 (1 mo. Term SOFR + 0.764%) (a)	6.000%	12/25/2036	282,995	227,611
Series 2007-A5, Class 1A3 (1 mo. Term SOFR + 0.614%) (a)	5.970%	5/25/2037	292,075	234,050
COLT Funding LLC
Series 2021-2R, Class A1 (b)	0.798%	7/27/2054	246,980	215,544
Series 2021-1R, Class A2 (b)(d)	1.165%	5/25/2065	2,602,414	2,198,797
Series 2021-4, Class A1 (b)(d)	1.397%	10/25/2066	880,749	705,510

Series 2021-HX1, Class A1 (b)(d)	1.110%	10/25/2066	164,593	136,108
COLT Mortgage Loan Trust
Series 2021-RPL1, Class A1 (b)(d)	1.665%	9/25/2061	1,160,392	1,020,271
Series 2021-1, Class A1 (b)(d)	0.910%	6/25/2066	1,216,788	985,284
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1 (b)(d)	7.360%	6/1/2030	8,448,450	2,788,582
Series 2000-4, Class A6 (d)	8.310%	5/1/2032	660,851	121,318
Series 2002-2, Class M2 (d)	9.163%	3/1/2033	1,695,647	1,636,102
Series 2002-1, Class M2 (d)	9.546%	12/1/2033	1,852,215	1,798,921
Conseco Financial Corp.
Series 1995-5, Class B2 (d)	7.650%	9/15/2026	3,859,471	230,493
Series 1996-8, Class B1 (d)	7.950%	11/15/2026	1,566,648	1,524,279
Series 1996-6, Class B1 (d)	8.000%	9/15/2027	1,309,875	1,270,863
Series 1997-7, Class M1 (d)	7.030%	7/15/2028	500,799	476,024
Series 1997-4, Class M1 (d)	7.220%	2/15/2029	106,550	107,078
Series 1997-5, Class B1 (d)	6.970%	5/15/2029	679,537	658,414
Series 1998-3, Class M1 (d)	6.860%	3/1/2030	2,055,204	1,969,506
Series 1999-5, Class A6 (d)	7.500%	3/1/2030	4,957,975	1,716,903
Series 1998-8, Class M1 (d)	6.980%	9/1/2030	4,465,837	4,209,044
Series 1999-4, Class A7	7.410%	5/1/2031	2,273,700	885,799
Countrywide Alternative Loan Trust
Series 2005-J1, Class 2A1	5.500%	2/25/2025	169	166
Series 2003-J2, Class M	6.000%	10/25/2033	166,198	160,956
Series 2003-J3, Class 1A3	5.250%	11/25/2033	186,096	163,992
Series 2004-28CB, Class 2A5 (1 mo. Term SOFR + 0.514%) (a)	5.870%	1/25/2035	158,341	143,207
Series 2004-34T1, Class A2	5.500%	2/25/2035	346,410	303,621
Series 2005-2, Class 2A1 (d)	4.519%	3/25/2035	263,978	234,772
Series 2005-19CB, Class A2 (1 mo. Term SOFR + 16.688%) (a)	4.905%	6/25/2035	66,665	57,308
Series 2005-21CB, Class A7	5.500%	6/25/2035	38,572	29,698
Series 2005-24, Class 4A2 (1 mo. Term SOFR + 0.714%) (a)	6.072%	7/20/2035	457,375	301,530
Series 2005-17, Class 2A1 (1 mo. Term SOFR + 0.594%) (a)	5.950%	7/25/2035	745,719	583,567
Series 2005-29CB, Class A2 (1 mo. Term SOFR + 0.414%) (a)	5.770%	7/25/2035	642,162	342,345
Series 2005-29CB, Class A4	5.000%	7/25/2035	62,819	35,720
Series 2005-J7, Class 1A7 (1 mo. Term SOFR + 0.814%) (a)	5.500%	7/25/2035	634,357	283,455
Series 2005-J8, Class 1A5	5.500%	7/25/2035	294,305	208,136
Series 2005-27, Class 1A6 (1 mo. Term SOFR + 1.344%) (a)	6.700%	8/25/2035	435,314	317,521
Series 2005-J10, Class 1A13 (1 mo. Term SOFR + 0.814%) (a)	5.500%	10/25/2035	331,097	202,649
Series 2005-51, Class 3A2A (12 Month US Treasury Average + 1.290%) (a)	6.302%	11/20/2035	781,539	670,619
Series 2005-49CB, Class A7	5.500%	11/25/2035	637,332	423,077
Series 2005-53T2, Class 2A6 (1 mo. Term SOFR + 0.614%) (a)	5.970%	11/25/2035	2,765,614	1,524,341
Series 2005-53T2, Class 2A7 (1 mo. Term SOFR + 5.386%) (a)	0.030%	11/25/2035	2,765,614	248,513
Series 2005-57CB, Class 3A3	5.500%	12/25/2035	383,433	194,594
Series 2005-70CB, Class A4	5.500%	12/25/2035	251,297	168,270
Series 2005-76, Class 2A1 (12 Month US Treasury Average + 1.000%) (a)	6.012%	2/25/2036	22,221	19,937
Series 2006-8T1, Class 1A4	6.000%	4/25/2036	73,741	34,996
Series 2006-J2, Class A2 (1 mo. Term SOFR + 5.386%) (a)	0.030%	4/25/2036	2,132,920	228,175
Series 2006-24CB, Class A22	6.000%	8/25/2036	439,450	250,732

Series 2006-24CB, Class A9	6.000%	8/25/2036	575,598	328,412
Series 2006-26CB, Class A20 (1 mo. Term SOFR + 0.464%) (a)	5.820%	9/25/2036	1,546,321	563,168
Series 2006-J5, Class 1A1	6.500%	9/25/2036	971,857	547,324
Series 2006-J5, Class 1A5	6.500%	9/25/2036	229,043	128,991
Series 2006-31CB, Class A5 (1 mo. Term SOFR + 0.864%) (a)	6.000%	11/25/2036	3,476,955	1,751,339
Series 2006-32CB, Class A16 (e)(f)	5.500%	11/25/2036	47,084	23,872
Series 2006-32CB, Class A3	6.000%	11/25/2036	355,440	208,854
Series 2006-40T1, Class 2A1	6.000%	12/25/2036	1,069,195	324,113
Series 2006-40T1, Class 2A4	6.000%	12/25/2036	2,178,995	661,318
Series 2006-39CB, Class 2A1 (1 mo. Term SOFR + 0.564%) (a)	5.920%	1/25/2037	4,003,965	451,013
Series 2006-39CB, Class 2A4 (1 mo. Term SOFR + 0.564%) (a)	5.920%	1/25/2037	2,687,656	302,742
Series 2006-41CB, Class 1A7	6.000%	1/25/2037	305,751	160,492
Series 2006-41CB, Class 1A9 (e)(f)	6.000%	1/25/2037	246,901	119,747
Series 2006-HY13, Class 4A1 (d)	4.174%	2/25/2037	449,936	386,888
Series 2007-2CB, Class 2A1 (1 mo. Term SOFR + 0.714%) (a)	5.750%	3/25/2037	310,773	141,744
Series 2007-J1, Class 2A6 (1 mo. Term SOFR + 0.714%) (a)	6.000%	3/25/2037	1,829,725	503,905
Series 2007-3T1, Class 1A2 (1 mo. Term SOFR + 0.614%) (a)	5.750%	4/25/2037	3,854,685	1,388,989
Series 2007-9T1, Class 1A4 (1 mo. Term SOFR + 0.614%) (a)	5.970%	5/25/2037	1,162,232	425,577
Series 2007-9T1, Class 1A5 (1 mo. Term SOFR + 5.386%) (a)	0.030%	5/25/2037	1,162,232	105,800
Series 2007-16CB, Class 1A5 (1 mo. Term SOFR + 0.514%) (a)	5.870%	8/25/2037	1,498,519	954,004
Series 2007-16CB, Class 2A2 (1 mo. Term SOFR + 53.629%) (a)	8.996%	8/25/2037	718,057	1,079,282
Series 2007-16CB, Class 5A1	6.250%	8/25/2037	205,677	100,911
Series 2007-17CB, Class 1A10 (1 mo. Term SOFR + 29.373%) (a)	4.736%	8/25/2037	713,791	697,904
Series 2007-18CB, Class 1A6 (1 mo. Term SOFR + 38.313%) (a)	6.177%	8/25/2037	386,375	353,998
Series 2008-2R, Class 4A1 (d)	6.250%	8/25/2037	1,176,189	577,648
Series 2007-21CB, Class 2A3 (1 mo. Term SOFR + 0.614%) (a)	5.970%	9/25/2037	1,874,062	582,153
Series 2007-22, Class 2A16	6.500%	9/25/2037	1,072,811	411,275
Series 2007-23CB, Class A7 (1 mo. Term SOFR + 0.514%) (a)	5.870%	9/25/2037	1,869,114	726,257
Series 2007-24, Class A6 (1 mo. Term SOFR + 1.114%) (a)	6.470%	10/25/2037	221,907	58,590
Series 2007-24, Class A7 (1 mo. Term SOFR + 5.886%) (a)	0.530%	10/25/2037	221,907	25,882
Series 2007-25, Class 1A2	6.500%	11/25/2037	1,251,646	587,477
Series 2006-34, Class A5	6.250%	11/25/2046	809,315	396,128
Series 2006-42, Class 1A5	6.000%	1/25/2047	486,491	256,726
Series 2006-46, Class A2 (1 mo. Term SOFR + 0.634%) (a)	5.990%	2/25/2047	6,639,236	2,433,012
Series 2007-OA2, Class 1A1 (12 Month US Treasury Average + 0.840%) (a)	5.852%	3/25/2047	317,288	264,825
Series 2007-OH1, Class A1D (1 mo. Term SOFR + 0.324%) (a)	5.680%	4/25/2047	70,248	56,707
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1 (1 mo. Term SOFR + 0.714%) (a)	6.070%	6/25/2033	258,219	253,658
Series 2004-BC3, Class M5 (1 mo. Term SOFR + 1.989%) (a)	7.345%	4/25/2034	215,918	201,971
Series 2004-BC3, Class M2 (1 mo. Term SOFR + 1.014%) (a)	6.370%	6/25/2034	311,323	305,055
Series 2006-1, Class AF6 (d)	4.512%	7/25/2036	29,928	28,277
Series 2006-15, Class A6 (d)	4.347%	10/25/2046	124,130	122,035
Series 2006-9, Class 1AF6 (d)	5.989%	10/25/2046	121,851	122,310
Series 2007-SEA2, Class 2A1 (1 mo. Term SOFR + 1.614%) (a)(b)	6.970%	6/25/2047	3,405,029	2,443,454
Countrywide Home Loans
Series 2003-48, Class 2A3 (d)	6.112%	10/25/2033	371,353	202,715

Series 2004-2, Class 3A1 (d)(e)(f)	4.241%	3/25/2034	284,092	242,387
Series 2004-25, Class 2A1 (1 mo. Term SOFR + 0.794%) (a)	6.150%	2/25/2035	538,674	450,164
Series 2005-15, Class A5	5.500%	8/25/2035	468,091	259,182
Series 2005-19, Class 2A1 (1 mo. Term SOFR + 0.464%) (a)	5.820%	8/25/2035	330,740	66,824
Series 2005-16, Class A2 (1 mo. Term SOFR + 0.614%) (a)	5.500%	9/25/2035	367,724	211,756
Series 2005-17, Class 1A8	5.500%	9/25/2035	662,490	593,437
Series 2005-J3, Class 1A3 (1 mo. Term SOFR + 1.464%) (a)	6.000%	9/25/2035	1,355,087	941,441
Series 2005-21, Class A2	5.500%	10/25/2035	183,098	105,177
Series 2005-25, Class A17	5.500%	11/25/2035	402,100	202,255
Series 2005-HYB8, Class 4A1 (d)	4.543%	12/20/2035	136,969	119,409
Series 2005-31, Class 2A1 (d)	3.757%	1/25/2036	213,084	181,795
Series 2005-HY10, Class 5A1 (d)(e)(f)	4.703%	2/20/2036	18,184	122,654
Series 2006-10, Class 1A11	5.850%	5/25/2036	173,492	78,160
Series 2006-9, Class A17 (1 mo. Term SOFR + 0.614%) (a)	5.970%	5/25/2036	1,093,439	409,729
Series 2007-1, Class A2	6.000%	3/25/2037	1,422,495	681,252
Series 2007-3, Class A14 (1 mo. Term SOFR + 0.514%) (a)	5.870%	4/25/2037	665,318	237,408
Series 2007-3, Class A16	6.000%	4/25/2037	511,959	249,750
Series 2007-HY1, Class 1A1 (d)	3.789%	4/25/2037	994,028	904,606
Series 2007-10, Class A6	6.000%	7/25/2037	399,275	90,045
Series 2007-17, Class 1A1	6.000%	10/25/2037	295,218	208,120
Series 2007-20, Class A1	6.500%	1/25/2038	123,493	58,541
Credit Suisse First Boston Mortgage Securities
Series 2001-28, Class 1A1 (1 mo. LIBOR US + 0.650%) (a)	6.120%	11/25/2031	100,899	58,555
Series 2002-9, Class 1A1	7.000%	3/25/2032	862,337	784,826
Series 2004-6, Class 4A12 (1 mo. Term SOFR + 0.514%) (a)	5.870%	10/25/2034	116,035	100,954
Series 2005-4, Class 2A4	5.500%	6/25/2035	537,038	396,901
Series 2005-7, Class 2A2 (1 mo. Term SOFR + 0.414%) (a)	5.770%	8/25/2035	1,061,330	478,977
Series 2005-8, Class 1A3 (e)(f)	5.250%	9/25/2035	46,231	29,819
Series 2005-8, Class 5A1 (1 mo. Term SOFR + 19.210%) (a)	4.481%	9/25/2035	950,308	508,333
Series 2005-9, Class 1A3	5.250%	10/25/2035	167,948	150,491
Series 2005-9, Class 3A1	6.000%	10/25/2035	3,098,154	1,002,802
Series 2005-9, Class 4A1 (1 mo. Term SOFR + 19.210%) (a)	4.481%	10/25/2035	396,906	390,721
Series 2005-10, Class 10A3	6.000%	11/25/2035	301,470	79,661
Series 2005-10, Class 6A7	5.500%	11/25/2035	253,869	102,458
Series 2005-11, Class 1A1	6.500%	12/25/2035	1,129,336	563,484
Series 2005-11, Class 3A5	5.500%	12/25/2035	196,868	83,756
Series 2005-11, Class 8A5	6.000%	12/25/2035	121,510	94,318
Credit Suisse Mortgage Trust
Series 2013-6, Class 1A1 (b)(d)	2.500%	7/25/2028	36,586	34,402
Series 2006-1, Class 1A2 (1 mo. Term SOFR + 29.895%) (a)(e)(f)	0.438%	2/25/2036	29,175	26,549
Series 2006-1, Class 5A1 (e)(f)	6.000%	2/25/2036	40,761	19,463
Series 2006-2, Class 2A3	6.000%	3/25/2036	72,895	29,849
Series 2006-2, Class 6A8	5.750%	3/25/2036	213,619	114,521
Series 2006-3, Class 1A3 (c)	6.810%	4/25/2036	9,650,000	633,389
Series 2006-3, Class 1A4B (c)	6.664%	4/25/2036	2,008,353	130,363
Series 2006-6, Class 1A12	6.000%	7/25/2036	1,833,307	893,403
Series 2006-6, Class 1A4	6.000%	7/25/2036	2,176,081	1,060,442
Series 2006-6, Class 1A8	6.000%	7/25/2036	1,227,644	598,255
Series 2006-6, Class 2A2 (1 mo. Term SOFR + 5.786%) (a)	0.430%	7/25/2036	2,289,927	126,087
Series 2006-6, Class 2A4	6.500%	7/25/2036	4,500,868	1,135,419

Series 2006-7, Class 3A12	6.250%	8/25/2036	1,408,079	571,745
Series 2007-4R, Class 1A1 (b)(d)	5.401%	10/26/2036	70,367	60,076
Series 2007-1, Class 1A6A (d)	5.863%	2/25/2037	1,662,836	373,633
Series 2007-1, Class 5A13	6.000%	2/25/2037	1,654,503	925,018
Series 2007-1, Class 5A14	6.000%	2/25/2037	877,289	490,502
Series 2007-1, Class 5A4	6.000%	2/25/2037	487,693	272,675
Series 2007-3, Class 1A2 (d)	5.587%	4/25/2037	4,056,989	982,404
Series 2015-1R, Class 6A1 (1 mo. Term SOFR + 0.394%) (a)(b)(e)(f)	4.603%	5/27/2037	138,731	133,570
Series 2007-4, Class 2A2	6.000%	6/25/2037	98,082	55,288
Series 2007-5, Class 3A19	6.000%	8/25/2037	212,805	160,108
Series 2013-6, Class 2A1 (b)(d)	3.500%	8/25/2043	593,656	532,379
Series 2020-RPL4, Class A1 (b)(d)	2.000%	1/25/2060	380,752	336,867
Series 2020-NQM1, Class A1 (b)(c)	1.208%	5/25/2065	155,457	141,106
Series 2021-NQM2, Class A3 (b)(d)	1.538%	2/25/2066	186,474	157,165
Series 2021-NQM4, Class A1 (b)(d)	1.101%	5/25/2066	846,867	700,574
Series 2021-NQM6, Class A1 (b)(d)	1.174%	7/25/2066	2,128,054	1,702,792
Series 2021-NQM7, Class A3 (b)(d)	2.064%	10/25/2066	214,985	174,591
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7, Class AF5 (c)	3.665%	9/25/2034	21,230	20,214
Series 2006-CB8, Class A1 (1 mo. Term SOFR + 0.394%) (a)	5.750%	10/25/2036	75,864	66,674
Series 2007-RP1, Class A (1 mo. Term SOFR + 0.424%) (a)(b)	5.749%	5/25/2046	115,411	97,159
CSAB Mortgage-Backed Trust
Series 2006-1, Class A3 (1 mo. Term SOFR + 0.594%) (a)	5.950%	6/25/2036	4,922,901	797,964
Series 2007-1, Class 1A1A (d)	5.898%	5/25/2037	2,101,463	499,440
Series 2007-1, Class 4A1 (1 mo. Term SOFR + 0.464%) (a)	5.820%	5/25/2037	8,192,739	1,201,115
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (b)(d)	0.899%	4/25/2066	387,524	331,059
Series 2021-2, Class A2 (b)(d)	1.209%	4/25/2066	296,145	253,715
Deutsche Alt-A Securities Inc. Mortgage Loan Trust
Series 2005-4, Class A5 (d)	5.500%	9/25/2035	68,188	60,481
Series 2007-BAR1, Class A4 (1 mo. Term SOFR + 0.594%) (a)	5.950%	3/25/2037	7,517,050	540,768
Series 2007-OA5, Class A1A (1 mo. Term SOFR + 0.314%) (a)(e)(f)	5.670%	8/25/2047	190,484	154,864
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5 (c)	6.160%	12/25/2033	27,650	26,108
Series 2006-PR1, Class 3A1 (1 mo. Term SOFR + 11.964%) (a)(b)(e)(f)	4.457%	4/15/2036	34,515	24,402
Series 2006-PR1, Class 5AF1 (1 mo. Term SOFR + 0.664%) (a)(b)	6.026%	4/15/2036	436,203	349,944
Series 2006-PR1, Class 5AI4 (1 mo. Term SOFR + 11.964%) (a)(b)	4.457%	4/15/2036	523,413	458,604
Ellington Financial Mortgage Trust
Series 2020-1, Class A1 (b)(d)	2.006%	5/25/2065	51,199	49,417
Series 2021-1, Class A1 (b)(d)	0.797%	2/25/2066	2,351,467	1,980,549
Series 2021-1, Class A3 (b)(d)	1.106%	2/25/2066	390,170	328,143
Series 2021-2, Class A1 (b)(d)	0.931%	6/25/2066	1,259,705	1,004,671
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3 (1 mo. Term SOFR + 2.589%) (a)	7.945%	3/25/2034	280,256	245,783
First Horizon Alternative Mortgage Securities
Series 2005-FA6, Class A4 (e)(f)	5.500%	9/25/2035	134,254	66,456

Series 2005-FA6, Class A7	5.500%	9/25/2035	793,765	423,572
Series 2005-AA10, Class 2A1 (d)	6.107%	12/25/2035	127,341	96,297
Series 2005-AA11, Class 2A1 (d)	5.029%	1/25/2036	399,533	207,439
Series 2006-AA2, Class 2A1 (d)	5.599%	5/25/2036	55,147	45,031
Series 2006-FA2, Class 1A3	6.000%	5/25/2036	1,874,385	790,830
Series 2006-FA2, Class 1A6	6.000%	5/25/2036	796,640	336,114
Series 2006-AA8, Class 2A1 (d)	5.148%	2/25/2037	233,900	134,739
Series 2006-FA8, Class 1A7	6.000%	2/25/2037	985,329	401,649
Series 2007-FA2, Class 1A5 (1 mo. Term SOFR + 0.414%) (a)	5.770%	4/25/2037	1,249,956	300,774
Series 2007-FA3, Class A5 (1 mo. Term SOFR + 0.714%) (a)	6.000%	6/25/2037	3,328,781	835,894
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1 (d)	5.464%	8/25/2035	180,677	126,131
Series 2007-AR3, Class 2A2 (d)(e)(f)	5.673%	11/25/2037	60,356	37,904
FirstKey Mortgage Trust
Series 2015-1, Class A3 (b)(d)	3.500%	3/25/2045	48,584	43,676
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4 (b)(d)	4.000%	9/25/2048	146,518	140,862
Series 2019-1INV, Class A11 (1 mo. Term SOFR + 1.064%) (a)(b)	5.500%	10/25/2049	302,177	281,934
Series 2019-1INV, Class A13 (b)(d)	3.500%	10/25/2049	28,578	25,465
Series 2020-1INV, Class A11 (1 mo. Term SOFR + 0.964%) (a)(b)	6.000%	3/25/2050	1,478,829	1,383,306
Fremont Home Loan Trust
Series 2004-C, Class M2 (1 mo. Term SOFR + 1.164%) (a)	6.520%	8/25/2034	186,438	161,983
Series 2006-B, Class 2A2 (1 mo. Term SOFR + 0.314%) (a)	5.670%	8/25/2036	77,645	24,408
Series 2006-3, Class 1A1 (1 mo. Term SOFR + 0.394%) (a)	5.750%	2/25/2037	58,082	44,103
FWD Securitization Trust
Series 2020-INV1, Class A3 (b)(d)	2.440%	1/25/2050	239,443	216,285
Galton Funding Mortgage Trust
Series 2019-2, Class A21 (b)(d)	4.000%	6/25/2059	67,067	61,027
GCAT
Series 2020-NQM2, Class A1 (b)(c)	1.555%	4/25/2065	270,731	248,310
Series 2021-NQM1, Class A1 (b)(d)	0.874%	1/25/2066	645,892	528,455
Series 2021-NQM2, Class A1 (b)(d)	1.036%	5/25/2066	1,910,653	1,565,334
Series 2021-NQM2, Class A3 (b)(d)	1.499%	5/25/2066	1,335,267	1,091,615
Series 2021-NQM3, Class A1 (b)(d)	1.091%	5/25/2066	2,184,293	1,796,391
Series 2021-CM2, Class A1 (b)(d)	2.352%	8/25/2066	323,885	296,100
Series 2021-NQM7, Class A1 (b)(d)	1.915%	8/25/2066	2,153,988	1,876,447
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2 (d)	5.582%	7/19/2035	120,968	87,072
Series 2004-GH1, Class A5 (c)(e)(f)	5.500%	7/25/2035	3,771	3,590
Series 2007-HE3, Class 2A1 (d)	7.000%	9/25/2037	149,473	133,211
Greenpoint Manufactured Housing
Series 1999-5, Class M1B (d)	8.290%	12/15/2029	6,424	6,410
Series 1999-5, Class M2 (d)	9.230%	12/15/2029	55,419	52,680
Series 2000-3, Class IA (d)	8.450%	6/20/2031	2,154,626	1,017,568
Greenpoint Mortgage Funding Trust
Series 2005-AR3, Class 1A1 (1 mo. Term SOFR + 0.594%) (a)	5.950%	8/25/2045	548,706	433,656

GS Mortgage Securities Corp.
Series 2009-4R, Class 2A3 (1 mo. Term SOFR + 0.564%) (a)(b)(e)(f)	5.907%	12/26/2036	298,991	180,890
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A2 (b)(d)	2.500%	5/25/2051	318,374	260,570
GSAA Home Equity Trust
Series 2005-14, Class 1A2 (1 mo. Term SOFR + 0.814%) (a)	6.170%	12/25/2035	770,008	334,316
Series 2005-14, Class 2A3 (1 mo. Term SOFR + 0.814%) (a)(e)(f)	6.170%	12/25/2035	314,575	255,435
Series 2006-2, Class 1A2 (1 mo. Term SOFR + 0.654%) (a)	6.010%	12/25/2035	1,079,236	958,791
Series 2006-10, Class AF3 (d)	5.985%	6/25/2036	966,160	251,734
Series 2006-11, Class 2A1 (1 mo. Term SOFR + 0.294%) (a)	5.650%	7/25/2036	483,132	97,820
Series 2007-5, Class 2A1A (1 mo. Term SOFR + 0.354%) (a)(e)(f)	5.710%	4/25/2047	322,678	273,308
GSAMP Trust
Series 2006-S5, Class A2 (c)	6.158%	9/25/2036	6,183,009	100,336
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF (1 mo. Term SOFR + 0.464%) (a)(b)	5.820%	1/25/2035	32,025	28,388
Series 2005-RP3, Class 1AF (1 mo. Term SOFR + 0.464%) (a)(b)	5.820%	9/25/2035	459,644	385,366
Series 2006-RP1, Class 1AS (b)(d)	0.000%	1/25/2036	13,708,415	177,305
GSR Mortgage Loan Trust
Series 2003-SEA, Class A1 (1 mo. Term SOFR + 0.914%) (a)	6.270%	2/25/2033	86,497	83,730
Series 2004-2F, Class 1A4	5.500%	1/25/2034	25,739	25,224
Series 2005-1F, Class 4A1 (1 mo. Term SOFR + 0.414%) (a)	5.770%	1/25/2035	318,870	285,131
Series 2005-6F, Class 3A11 (1 mo. Term SOFR + 0.414%) (a)	5.770%	7/25/2035	543,695	418,069
Series 2005-AR6, Class B1 (d)	5.380%	9/25/2035	89,491	77,008
Series 2005-9F, Class 1A6	5.500%	12/25/2035	326,025	264,103
Series 2006-AR1, Class 3A1 (d)	4.627%	1/25/2036	233,872	239,244
Series 2006-3F, Class 2A3	5.750%	3/25/2036	414,554	363,886
Series 2006-3F, Class 5A1 (1 mo. Term SOFR + 0.464%) (a)	5.820%	3/25/2036	1,340,197	200,910
Series 2006-3F, Class 5A2 (1 mo. Term SOFR + 7.036%) (a)	1.680%	3/25/2036	389,192	40,328
Series 2006-AR2, Class 3A1 (d)	4.953%	4/25/2036	498,591	316,325
Series 2006-4F, Class 4A2 (1 mo. Term SOFR + 7.036%) (a)	1.680%	5/25/2036	9,163,908	1,081,933
Series 2006-7F, Class 4A2	6.500%	8/25/2036	1,717,807	618,970
Series 2006-10F, Class 4A1 (1 mo. Term SOFR + 0.464%) (a)	5.820%	1/25/2037	1,681,569	251,956
Series 2007-AR2, Class 1A1 (d)	3.679%	5/25/2037	858,562	475,657
Series 2007-OA1, Class 2A3A (1 mo. Term SOFR + 0.424%) (a)	5.780%	5/25/2037	599,273	333,448
Series 2006-OA1, Class 2A2 (1 mo. Term SOFR + 0.634%) (a)	5.990%	8/25/2046	3,306,688	833,962
Series 2007-AR1, Class 2A1 (d)	4.285%	3/25/2047	44,660	28,325
Harborview Mortgage Loan Trust
Series 2005-15, Class 3A11 (12 Month US Treasury Average + 2.000%) (a)	7.012%	10/20/2045	596,553	434,292
Series 2006-BU1, Class 2A1B (1 mo. Term SOFR + 0.614%) (a)	5.970%	2/19/2046	694,656	405,461
Series 2006-4, Class 1A2A (1 mo. Term SOFR + 0.494%) (a)	5.850%	5/19/2046	4,527,424	2,250,413
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A3 (1 mo. Term SOFR + 0.934%) (a)	6.290%	11/19/2034	260,381	221,895
Series 2005-14, Class 3A1A (d)	5.927%	12/19/2035	48,227	45,532
Series 2005-14, Class 4A1A (d)	4.672%	12/19/2035	1,400,064	717,683
Series 2005-16, Class 1A1A (1 mo. Term SOFR + 0.614%) (a)	5.970%	1/19/2036	6,112,631	1,794,929

Series 2005-16, Class 3A1A (1 mo. Term SOFR + 0.614%) (a)	5.970%	1/19/2036	2,111,778	1,262,827
Series 2006-8, Class 1A1 (1 mo. Term SOFR + 0.514%) (a)	5.672%	7/21/2036	753,510	364,590
Series 2006-5, Class 2A1A (1 mo. Term SOFR + 0.474%) (a)	5.830%	7/19/2046	1,529,875	827,342
Series 2007-4, Class 2A1 (1 mo. Term SOFR + 0.554%) (a)	5.690%	7/19/2047	339,059	314,976
Home Equity Asset Trust
Series 2002-2, Class A3 (1 mo. Term SOFR + 0.694%) (a)	6.050%	6/25/2032	94,405	88,411
HSBC Asset Loan Obligation
Series 2007-WF1, Class A1 (1 mo. Term SOFR + 0.234%) (a)	5.590%	12/25/2036	1,280,622	381,299
HSI Asset Securitization Corp.
Series 2007-HE2, Class 2A1 (1 mo. Term SOFR + 0.224%) (a)	5.580%	4/25/2037	174,597	87,500
Impac CMB Trust
Series 2004-5, Class 1M2 (1 mo. Term SOFR + 0.984%) (a)(e)(f)	6.340%	10/25/2034	23,382	21,091
Series 2004-6, Class 2A (c)	6.060%	10/25/2034	400,081	418,954
Series 2004-6, Class M2 (1 mo. Term SOFR + 1.014%) (a)(e)(f)	6.370%	10/25/2034	22,295	19,754
Series 2004-6, Class M4 (1 mo. Term SOFR + 1.839%) (a)(e)(f)	7.195%	10/25/2034	14,864	13,169
Series 2004-11, Class 2A1 (1 mo. Term SOFR + 0.774%) (a)	6.130%	3/25/2035	70,937	64,849
Series 2005-5, Class A1 (1 mo. Term SOFR + 0.434%) (a)	6.110%	8/25/2035	452,529	413,325
Series 2005-6, Class 2B1 (1 mo. Term SOFR + 2.664%) (a)	8.020%	10/25/2035	8,517	8,488
Impac Secured Assets Corp.
Series 2005-2, Class A2D (1 mo. Term SOFR + 0.974%) (a)	6.330%	3/25/2036	46,507	37,382
Series 2007-3, Class A1A (1 mo. Term SOFR + 0.334%) (a)	5.690%	9/25/2037	154,736	137,954
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1 (b)(d)	1.073%	9/25/2056	3,443,766	2,743,800
Series 2021-NQM2, Class A3 (b)(d)	1.516%	9/25/2056	267,088	210,390
Series 2021-NQM3, Class A1 (b)(d)	1.595%	11/25/2056	548,803	455,268
IndyMac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3	6.000%	8/25/2037	2,644,393	1,005,105
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1	6.500%	9/25/2037	26,680	15,447
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1 (d)(e)(f)	4.435%	9/25/2036	250,188	143,108
Series 2007-AR1, Class 1A1 (d)	3.536%	3/25/2037	181,307	135,785
IndyMac INDX Mortgage Loan Trust
Series 2005-AR5, Class 4A1 (d)	4.010%	5/25/2035	243,614	178,003
Series 2006-AR5, Class 2A1 (d)	3.437%	5/25/2036	1,425,447	1,305,138
Series 2007-AR21, Class 1A2 (d)	4.434%	11/25/2036	181,557	167,966
Series 2006-AR37, Class 1A1 (d)	3.959%	2/25/2037	67,973	56,789
Series 2007-AR9, Class 2A1 (d)	3.707%	4/25/2037	21,176	13,325
IndyMac Residential Asset Backed Trust
Series 2006-C, Class 2A (1 mo. Term SOFR + 0.374%) (a)	5.730%	8/25/2036	68,516	64,288
Series 2007-A, Class 1A (1 mo. Term SOFR + 0.334%) (a)	5.690%	4/25/2037	285,067	214,211
Series 2007-A, Class 2A2 (1 mo. Term SOFR + 0.304%) (a)(e)(f)	5.660%	4/25/2037	73,314	39,315
Series 2007-A, Class 2A4B (1 mo. Term SOFR + 0.564%) (a)	5.920%	4/25/2037	3,710,580	1,445,531
Investment Capital Access, Inc.
Series 12-1, Class 1M1 (c)	7.630%	7/28/2033	76,606	76,334

JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11 (e)(f)	6.000%	12/25/2035	11,576	6,494
Series 2006-S1, Class 3A5 (d)	5.730%	3/25/2036	46,462	45,002
Series 2006-A2, Class 3A1 (d)	3.843%	5/25/2036	742,946	408,879
Series 2006-S3, Class A5 (c)	6.920%	8/25/2036	1,073,310	830,185
Series 2006-A4, Class A8 (d)	4.031%	9/25/2036	9,065	9,978
Series 2006-A6, Class 2A6 (d)	4.310%	11/25/2036	871,408	712,475
Series 2007-A2, Class 2A1 (d)	4.762%	5/25/2037	164,522	147,514
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1 (d)	5.075%	2/25/2034	65,620	64,938
Series 2004-A3, Class 1A1 (d)	5.394%	7/25/2034	105,820	95,809
Series 2005-A1, Class 3A4 (d)	4.875%	2/25/2035	30,408	28,576
Series 2005-A2, Class 2A1 (d)	3.574%	4/25/2035	85,134	68,832
Series 2007-A1, Class 5A6 (d)	5.044%	7/25/2035	136,032	129,126
Series 2005-A8, Class 1A1 (d)	4.879%	11/25/2035	1,077,149	878,504
Series 2006-A4, Class 5A1 (d)	4.094%	6/25/2036	130,367	93,306
Series 2006-S3, Class 1A13	6.500%	8/25/2036	627,987	211,665
Series 2007-S1, Class 2A22	5.750%	3/25/2037	310,030	122,367
Series 2007-S1, Class 2A3 (1 mo. Term SOFR + 0.614%) (a)	5.970%	3/25/2037	150,050	44,885
Series 2007-S3, Class 1A18 (1 mo. Term SOFR + 0.614%) (a)	5.970%	8/25/2037	862,840	291,293
Series 2014-IVR6, Class 2A4 (b)(d)	6.590%	7/25/2044	10,515	10,486
Series 2016-1, Class A7 (b)(d)(e)(f)	3.500%	5/25/2046	242,280	195,642
Series 2016-3, Class 1A10 (b)(d)	3.000%	10/25/2046	772,551	630,168
Series 2016-4, Class A12 (b)(d)	3.000%	10/25/2046	820,877	656,327
Series 2017-4, Class A3 (b)(d)	3.500%	11/25/2048	5,555	4,990
Series 2017-6, Class A7 (b)(d)	3.500%	12/25/2048	855,959	764,916
Series 2019-8, Class A11 (1 mo. Term SOFR + 0.964%) (a)(b)	6.320%	3/25/2050	220,653	207,933
Series 2019-9, Class A11 (1 mo. Term SOFR + 1.014%) (a)(b)	6.370%	5/25/2050	655,500	620,332
Series 2019-INV3, Class A11 (1 mo. Term SOFR + 1.114%) (a)(b)	6.000%	5/25/2050	819,234	779,488
Series 2019-INV3, Class A3 (b)(d)	3.500%	5/25/2050	525,626	463,801
Series 2020-LTV1, Class A11 (1 mo. Term SOFR + 1.114%) (a)(b)	6.000%	6/25/2050	426,578	421,661
Series 2020-2, Class A7A (b)(d)	3.000%	7/25/2050	1,002,336	849,692
Series 2020-INV1, Class A11 (1 mo. Term SOFR + 0.944%) (a)(b)(e)(f)	6.000%	8/25/2050	4,897	4,432
Series 2020-5, Class A11 (1 mo. Term SOFR + 1.114%) (a)(b)	6.457%	12/25/2050	388,952	371,066
Series 2020-8, Class A11 (30 day avg SOFR US + 0.900%) (a)(b)	6.228%	3/25/2051	728,382	683,980
Series 2021-3, Class A4 (b)(d)	2.500%	7/25/2051	76,606	67,551
Series 2021-6, Class A4 (b)(d)	2.500%	10/25/2051	432,039	377,509
Series 2022-1, Class A4 (b)(d)	2.500%	7/25/2052	1,419,457	1,228,243
Korth Direct Mortgage
Series 2021 B, Class (b)(e)(f)	12.500%	1/25/2027	800,000	614,720
Lehman Mortgage Trust
Series 2006-2, Class 1A1 (d)	5.791%	4/25/2036	95,416	61,117

Series 2006-3, Class 1A10	6.000%	7/25/2036	1,267,266	645,875
Series 2006-7, Class 1A3 (1 mo. Term SOFR + 5.236%) (a)	0.200%	11/25/2036	3,361,761	264,140
Series 2006-7, Class 1A8 (1 mo. Term SOFR + 0.294%) (a)	5.650%	11/25/2036	2,490,073	1,103,156
Series 2006-7, Class 2A5 (1 mo. Term SOFR + 6.436%) (a)	1.080%	11/25/2036	7,950,533	837,113
Series 2006-9, Class 1A2 (1 mo. Term SOFR + 0.714%) (a)	5.750%	1/25/2037	1,170,704	626,121
Series 2008-4, Class A1 (1 mo. Term SOFR + 0.494%) (a)	5.850%	1/25/2037	7,923,808	2,362,366
Series 2007-1, Class 2A3 (1 mo. Term SOFR + 6.516%) (a)	1.160%	2/25/2037	8,561,220	829,224
Series 2008-3, Class A1 (1 mo. Term SOFR + 0.484%) (a)	5.840%	2/25/2037	6,611,082	1,517,013
Series 2007-3, Class 1A2 (1 mo. Term SOFR + 6.586%) (a)(e)(f)	1.230%	3/25/2037	1,376,427	188,295
Series 2007-3, Class 1A3 (1 mo. Term SOFR + 0.414%) (a)	5.770%	3/25/2037	2,330,913	612,237
Series 2007-5, Class 1A3	5.750%	6/25/2037	422,161	380,886
Series 2007-6, Class 1A7	6.000%	7/25/2037	388,195	346,790
Series 2007-7, Class 1A1 (1 mo. Term SOFR + 0.614%) (a)	5.970%	8/25/2037	2,199,949	1,007,603
Series 2007-10, Class 2A1	6.500%	1/25/2038	1,482,965	415,150
Series 2008-2, Class 1A1	6.000%	3/25/2038	307,239	95,519
Lehman XS Trust
Series 2007-6, Class 1A1 (6 mo. Term SOFR + 1.678%) (a)	7.049%	5/25/2037	546,998	432,724
Series 2007-15N, Class 2A1 (1 mo. Term SOFR + 0.614%) (a)	5.970%	8/25/2037	30,980	28,436
Series 2006-10N, Class 2A1 (1 mo. Term SOFR + 0.354%) (a)(e)(f)	5.710%	5/25/2046	203,373	181,652
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1 (1 mo. Term SOFR + 0.554%) (a)	5.910%	6/25/2034	335,212	323,636
Series 2006-A, Class A1 (1 mo. Term SOFR + 0.294%) (a)	5.650%	5/25/2036	976,680	19,574
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3 (d)	5.568%	5/25/2034	192,580	178,074
Series 2005-6, Class 7A1 (d)	5.821%	6/25/2035	300,079	267,951
Series 2005-6, Class 5A1 (d)	3.245%	7/25/2035	163,198	141,877
Series 2005-7, Class 3A1 (d)	3.814%	9/25/2035	356,486	217,880
Series 2006-2, Class 2A1 (d)	5.919%	4/25/2036	58,429	31,629
Series 2006-OA1, Class 1A1 (1 mo. Term SOFR + 0.324%) (a)	5.680%	4/25/2046	153,121	133,777
MASTR Alternative Loans Trust
Series 2003-4, Class 3A1	6.000%	6/25/2033	17,317	17,236
Series 2003-6, Class 3A3	6.000%	9/25/2033	39,147	37,072
Series 2004-4, Class 1A1 (e)(f)	5.500%	5/25/2034	22,561	19,572
Series 2004-8, Class 1A1	6.500%	9/25/2034	26,156	26,506
Series 2004-12, Class 2A1	6.500%	12/25/2034	53,979	52,605
Series 2004-13, Class 10A3	5.750%	1/25/2035	460,343	374,630
Series 2005-4, Class 5A1	6.000%	5/25/2035	631,795	548,150
Series 2006-1, Class A2 (1 mo. Term SOFR + 0.814%) (a)	6.000%	2/25/2036	1,915,916	683,762
Series 2006-2, Class 2A1 (1 mo. Term SOFR + 0.514%) (a)	5.870%	3/25/2036	239,967	25,376
Series 2006-3, Class 2A2	6.750%	7/25/2036	1,065,177	375,626
Series 2007-1, Class 2A7	6.000%	10/25/2036	983,522	295,805
MASTR Asset Backed Securities Trust
Series 2002-NC1, Class M4 (1 mo. Term SOFR + 3.714%) (a)	9.070%	10/25/2032	1,387,762	1,079,116
Series 2006-FRE2, Class A5 (1 mo. Term SOFR + 0.594%) (a)	5.950%	3/25/2036	242,286	146,962
Series 2006-AM2, Class A3 (1 mo. Term SOFR + 0.454%) (a)	5.810%	6/25/2036	551,683	479,755
MASTR Asset Securitization Trust
Series 2004-4, Class 1A7	5.250%	12/26/2033	219,493	205,482
Series 2006-2, Class 1A14	6.000%	6/25/2036	582,759	338,024

MASTR Resecuritization Trust
Series 2008-1, Class A1 (b)(d)(e)(f)	6.000%	9/27/2037	454,738	301,832
MASTR Specialized Loan Trust
Series 2007-1, Class A (1 mo. Term SOFR + 0.854%) (a)(b)	6.210%	1/25/2037	616,309	246,933
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4 (b)(d)	2.500%	8/25/2051	43,221	37,555
Merrill Lynch Mortgage Investors Trust
Series 2003-A1, Class 2A (TSFR12M + 2.340%) (a)(e)(f)	7.553%	12/25/2032	22,284	17,898
Series 2007-2, Class 1A1 (1 Year CMT Rate + 2.400%) (a)	7.520%	8/25/2036	379,315	331,016
Series 2006-3, Class 2A1 (d)	5.143%	10/25/2036	700,748	598,898
Series 2006-RM3, Class A1B (1 mo. Term SOFR + 0.494%) (a)	5.850%	6/25/2037	5,939,596	214,122
Metlife Securitization Trust
Series 2020-INV1, Class A2A (b)(d)	2.500%	5/25/2050	31,697	26,205
MFRA Trust
Series 2021-INV1, Class A2 (b)(d)	1.057%	1/25/2056	232,258	214,294
Series 2021-INV2, Class A1 (b)(d)	1.906%	11/25/2056	152,317	128,663
Series 2021-NQM2, Class A1 (b)(d)	1.029%	11/25/2064	1,032,412	871,720
Series 2020-NQM3, Class A1 (b)(d)	1.014%	1/26/2065	159,522	142,894
Series 2020-NQM2, Class A3 (b)(d)	1.947%	4/25/2065	77,810	71,481
Morgan Stanley Capital Inc.
Series 2003-NC8, Class B1 (1 mo. Term SOFR + 5.514%) (a)	10.870%	9/25/2033	119,173	116,965
Series 2004-WMC2, Class M2 (1 mo. Term SOFR + 1.914%) (a)(e)(f)	7.270%	7/25/2034	52,601	37,505
Series 2005-HE1, Class M2 (1 mo. Term SOFR + 0.819%) (a)	6.175%	12/25/2034	261,146	240,482
Series 2006-HE6, Class A2FP (1 mo. Term SOFR + 0.234%) (a)(e)(f)	5.590%	9/25/2036	162,010	51,843
Series 2007-HE1, Class A2C (1 mo. Term SOFR + 0.264%) (a)	5.620%	11/25/2036	533,274	299,268
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A (d)	4.728%	7/25/2034	29,095	26,149
Series 2004-11AR, Class 1A2A (1 mo. Term SOFR + 0.424%) (a)	5.780%	1/25/2035	83,054	76,106
Series 2005-4, Class 4A (d)	4.613%	8/25/2035	35,912	17,294
Series 2005-7, Class 7A6	5.500%	11/25/2035	129,257	117,914
Series 2005-10, Class 1A1 (1 mo. Term SOFR + 0.814%) (a)	5.750%	12/25/2035	396,124	238,134
Series 2005-10, Class 1A5	5.750%	12/25/2035	27,512	18,572
Series 2005-9AR, Class 2A (d)	5.369%	12/25/2035	292,118	266,278
Series 2006-3AR, Class 2A3 (d)	4.768%	3/25/2036	649,869	409,372
Series 2006-7, Class 3A (d)	5.209%	6/25/2036	101,951	56,396
Series 2006-7, Class 5A2 (d)(e)(f)	5.962%	6/25/2036	32,562	6,919
Series 2006-11, Class 2A1	6.000%	8/25/2036	435,949	187,324
Series 2006-12XS, Class A4 (c)	6.512%	10/25/2036	4,420,490	982,052
Series 2006-16AX, Class 1A (1 mo. Term SOFR + 0.454%) (a)	5.810%	11/25/2036	2,909,913	501,233
Series 2007-10XS, Class A19 (d)	6.000%	2/25/2037	549,283	174,676
Series 2007-7AX, Class 1A (1 mo. Term SOFR + 0.554%) (a)	5.910%	4/25/2037	2,063,060	504,857
Series 2007-14AR, Class 3A3 (d)	4.462%	10/25/2037	320,547	294,970
Series 2007-1XS, Class 2A4A (c)	6.584%	9/25/2046	5,708,116	1,503,897
Series 2006-17XS, Class A6 (c)	6.077%	10/25/2046	2,158,734	522,965

Morgan Stanley Reremic Trust
Series 2013-R3, Class 6B2 (b)(d)	3.918%	12/26/2036	337,402	284,638
Series 2010-R5, Class 3B (b)(c)(e)(f)	3.109%	3/26/2037	294,682	228,084
Series 2015-R2, Class 2A1 (12 Month US Treasury Average + 1.090%) (a)(b)(e)(f)	5.076%	12/26/2046	45,215	43,225
MortgageIT Trust
Series 2005-1, Class 2A (1 mo. Term SOFR + 1.364%) (a)	6.707%	2/25/2035	49,159	46,936
New Century Home Equity Loan Trust
Series 2004-4, Class M2 (1 mo. Term SOFR + 0.909%) (a)(e)(f)	6.265%	2/25/2035	71,603	62,688
NMLT Trust
Series 2021-INV1, Class A1 (b)(d)	1.185%	5/25/2056	1,694,503	1,388,005
Nomura Asset Acceptance Corporation
Series 2005-WF1, Class 1A1 (d)	5.677%	3/25/2035	20,485	20,265
Series 2006-WF1, Class A5 (c)	6.757%	6/25/2036	915,681	240,445
Series 2007-2, Class A1B (d)	6.017%	6/25/2037	1,172,930	978,152
Series 2007-1, Class 1A1A (c)	6.495%	3/25/2047	773,625	689,917
Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1 (c)	6.532%	10/25/2036	1,453,028	331,901
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10 (b)(d)	4.423%	12/26/2035	2,500,176	810,129
Series 2015-10R, Class 1A2 (b)(d)	4.565%	12/25/2036	1,244,707	970,143
Novastar Home Equity Loan
Series 2006-3, Class A2C (1 mo. Term SOFR + 0.434%) (a)	5.790%	10/25/2036	1,774,880	917,854
Series 2006-5, Class A2B (1 mo. Term SOFR + 0.354%) (a)	5.710%	11/25/2036	971,853	285,904
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2 (d)	5.260%	1/15/2019	1,079,072	475,168
Series 1997-A, Class B1	7.450%	5/15/2027	64,349	59,244
Series 2001-D, Class A4 (d)	6.930%	9/15/2031	2,025,757	1,053,834
Oceanview Mortgage Loan Trust
Series 2020-1, Class A1A (b)(d)	1.733%	5/28/2050	775,771	706,778
Onslow Bay Financial LLC
Series 2019-INV1, Class A3 (b)(d)	4.500%	11/25/2048	333,129	313,985
Series 2018-1, Class A2 (1 mo. Term SOFR + 0.764%) (a)(b)	6.120%	6/25/2057	89,149	84,852
Series 2020-EXP1, Class 1A8 (b)(d)	3.500%	2/25/2060	398,932	355,700
Series 2020-EXP1, Class 2A1 (1 mo. Term SOFR + 0.864%) (a)(b)	6.220%	2/25/2060	31,573	29,563
Series 2020-EXP2, Class A9 (b)(d)	3.000%	5/25/2060	276,132	232,171
Series 2021-NQM2, Class A1 (b)(d)	1.101%	5/25/2061	4,909,774	3,775,297
Series 2021-NQM3, Class A1 (b)(d)(e)(f)	1.054%	7/25/2061	68,233	46,365
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1 (1 mo. Term SOFR + 0.254%) (a)	5.610%	2/25/2037	962,235	617,056
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C (1 mo. Term SOFR + 0.434%) (a)	5.790%	9/25/2037	1,455,944	657,596
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1	6.000%	5/25/2037	253,895	223,811
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3 (d)	4.280%	6/18/2037	7,579	7,193

Prime Mortgage Trust
Series 2006-CL1, Class A1 (1 mo. Term SOFR + 0.614%) (a)	5.970%	2/25/2035	18,455	18,213
Series 2006-DR1, Class 2A2 (b)	6.000%	5/25/2035	434,675	334,428
Series 2005-4, Class 2A9	5.500%	10/25/2035	78,652	71,940
Series 2006-1, Class 3A1 (1 mo. Term SOFR + 0.464%) (a)	5.820%	6/25/2036	1,435,936	977,817
PRKCM Trust
Series 2021-AFC2, Class A1 (b)(d)	2.071%	11/25/2056	485,096	404,819
PSMC Trust
Series 2021-1, Class A11 (b)(d)	2.500%	3/25/2051	481,504	419,881
RALI Trust
Series 2005-QS14, Class 3A1	6.000%	9/25/2035	910,229	755,899
Series 2006-QS2, Class 1A14 (1 mo. Term SOFR + 0.814%) (a)	5.500%	2/25/2036	276,226	203,111
Series 2006-QS3, Class 2AP (e)(f)	0.000%	3/25/2036	577,038	253,897
Series 2006-QS7, Class A4 (1 mo. Term SOFR + 0.514%) (a)	5.870%	6/25/2036	86,860	61,256
Series 2006-QS8, Class A4 (1 mo. Term SOFR + 0.564%) (a)(e)(f)	5.920%	8/25/2036	24,531	14,596
Series 2007-QS1, Class 2AP	0.000%	1/25/2037	851,393	352,664
Series 2007-QS10, Class A1 (e)(f)	6.500%	9/25/2037	17,340	11,982
Series 2007-QH8, Class A (d)	5.791%	10/25/2037	275,311	231,165
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1 (b)(d)	5.500%	11/25/2035	242,470	201,807
RBSSP Resecuritization Trust
Series 2009-12, Class 17A2 (b)(d)	5.412%	10/25/2035	490,180	472,108
Series 2009-12, Class 9A2 (b)(d)	4.115%	3/25/2036	355,431	250,114
Series 2010-9, Class 7A6 (b)(d)	6.000%	5/26/2037	1,026,535	465,319
Series 2009-5, Class 13A3 (1 mo. Term SOFR + 0.614%) (a)(b)	5.957%	8/26/2037	950,527	421,943
RCKT Mortgage Trust
Series 2021-6, Class A5 (b)(d)	2.500%	12/25/2051	435,992	377,875
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F (c)	6.244%	3/25/2034	216,324	191,950
Series 2004-1, Class M4 (1 mo. Term SOFR + 2.814%) (a)	8.170%	5/25/2034	239,243	149,266
Series 2004-2, Class M1 (c)	6.414%	7/25/2034	373,022	319,696
RESI Finance LP
Series 2003-D, Class B3 (1 mo. Term SOFR + 1.414%) (a)(b)(e)(f)	6.772%	12/10/2035	44,588	18,995
Residential Accredit Loans, Inc.
Series 2005-QS5, Class A1 (1 mo. Term SOFR + 0.514%) (a)	5.750%	4/25/2035	1,630,909	1,260,413
Series 2005-QS7, Class A1	5.500%	6/25/2035	340,676	279,651
Series 2005-QS11, Class A3 (1 mo. Term SOFR + 4.886%) (a)	0.155%	7/25/2035	365,729	16,533
Series 2005-QA9, Class CB11 (d)	4.556%	8/25/2035	114,611	102,033
Series 2005-QS10, Class 3A3	5.500%	8/25/2035	721,512	526,918
Series 2005-QS13, Class 2A3 (e)(f)	5.750%	9/25/2035	2,070,700	1,661,737
Series 2005-QS14, Class 3A3	6.000%	9/25/2035	362,867	301,342
Series 2006-QS2, Class 1A17 (1 mo. Term SOFR + 0.594%) (a)	5.500%	2/25/2036	506,415	368,035
Series 2006-QS2, Class 1A2 (1 mo. Term SOFR + 0.614%) (a)	5.500%	2/25/2036	385,386	280,385
Series 2006-QS2, Class 1A7 (e)(f)	6.000%	2/25/2036	249,118	38,364
Series 2006-QS4, Class A8 (1 mo. Term SOFR + 5052.561%) (a)	8.000%	4/25/2036	65,454	55,574
Series 2006-QS6, Class 1A9 (1 mo. Term SOFR + 0.714%) (a)	6.000%	6/25/2036	2,247,658	1,588,834
Series 2006-QS12, Class 2A7 (1 mo. Term SOFR + 0.764%) (a)	6.120%	9/25/2036	341,410	244,230

Series 2006-QS13, Class 1A10	6.000%	9/25/2036	516,319	387,806
Series 2007-QS1, Class 1A5 (1 mo. Term SOFR + 0.664%) (a)	6.000%	1/25/2037	3,006,157	2,130,942
Series 2007-QS1, Class 2A2 (1 mo. Term SOFR + 0.474%) (a)	5.830%	1/25/2037	607,074	401,316
Series 2007-QS5, Class A1	5.500%	3/25/2037	946,780	725,850
Series 2007-QS8, Class A3 (1 mo. Term SOFR + 0.714%) (a)	6.000%	6/25/2037	276,539	190,092
Series 2006-QO7, Class 3A2 (1 mo. Term SOFR + 0.524%) (a)(e)(f)	5.880%	9/25/2046	51,624	43,571
Residential Asset Securitization Trust
Series 2005-SP1, Class 1A1	5.000%	9/25/2034	126,675	116,487
Series 2005-A9, Class A4	5.500%	7/25/2035	100,811	31,686
Series 2005-A12, Class A6 (1 mo. Term SOFR + 0.614%) (a)	5.500%	11/25/2035	983,041	502,577
Series 2005-KS10, Class M2 (1 mo. Term SOFR + 0.774%) (a)	6.130%	11/25/2035	10,173	10,135
Series 2005-A15, Class 2A12	6.000%	2/25/2036	739,190	306,734
Series 2005-A15, Class 4A1	6.000%	2/25/2036	2,281,916	738,188
Series 2006-A7CB, Class 2A5 (1 mo. Term SOFR + 0.364%) (a)	5.720%	7/25/2036	427,634	79,125
Series 2006-A8, Class 1A5 (e)(f)	6.250%	8/25/2036	15,355	7,708
Series 2006-A8, Class 2A2	6.750%	8/25/2036	1,980,091	582,467
Series 2006-A8, Class 2A3	6.000%	8/25/2036	902,543	235,998
Series 2006-A8, Class 2A4	6.500%	8/25/2036	627,411	177,726
Series 2006-A8, Class 3A8 (1 mo. Term SOFR + 0.864%) (a)	6.000%	8/25/2036	506,191	191,775
Series 2006-A10, Class A1 (1 mo. Term SOFR + 0.764%) (a)	6.120%	9/25/2036	10,222,789	2,446,358
Series 2006-A10, Class A2 (1 mo. Term SOFR + 5.736%) (a)	0.380%	9/25/2036	10,222,789	897,887
Series 2006-A10, Class A4	6.500%	9/25/2036	556,947	188,186
Series 2006-A10, Class A5	6.500%	9/25/2036	985,823	333,098
Series 2006-A10, Class A7	6.500%	9/25/2036	8,120,037	2,743,667
Series 2007-A2, Class 1A6	6.000%	4/25/2037	1,595,125	852,002
Series 2007-A3, Class 1A1 (1 mo. Term SOFR + 0.564%) (a)	5.920%	4/25/2037	1,993,782	782,397
Series 2006-A2, Class A11	6.000%	1/25/2046	1,715,811	719,117
Series 2006-A2, Class A7	6.000%	1/25/2046	860,216	358,825
Residential Funding Mtg Sec I
Series 2006-S7, Class A9 (e)(f)	6.500%	8/25/2036	309,794	235,598
Series 2006-S12, Class 3A7	5.750%	12/25/2036	132,457	104,477
Series 2007-S2, Class A6 (1 mo. Term SOFR + 0.714%) (a)	6.000%	2/25/2037	763,526	498,336
Series 2007-S6, Class 2A4	6.000%	6/25/2037	1,346,691	978,602
Series 2007-SA3, Class 2A1 (d)	4.878%	7/27/2037	489,823	365,271
Series 2007-SA4, Class 3A1 (d)	5.420%	10/25/2037	107,852	65,593
Residential Mortgage Loan Trust
Series 2019-2, Class A3 (b)(d)	3.220%	5/25/2059	76,344	75,661
ResMAE Mortgage Loan Trust
Series 2006-1, Class A2B (1 mo. Term SOFR + 0.414%) (a)(b)	5.770%	2/25/2036	2,945,901	986,770
Series 2006-1, Class A2C (1 mo. Term SOFR + 0.514%) (a)(b)	5.870%	2/25/2036	5,797,004	1,942,492
Rithm Capital Corp.
Series 2021-INV2, Class A7 (b)(d)	2.500%	9/25/2051	107,364	93,818
Series 2021-NQM3, Class A1 (b)(d)	1.156%	11/27/2056	420,276	347,776
Series 2021-NQM3, Class A3 (b)(d)	1.516%	11/27/2056	342,232	279,765
Series 2019-NQM4, Class A2 (b)(d)	2.644%	9/25/2059	178,255	163,993
Series 2022-NQM1, Class A1 (b)(d)	2.277%	4/25/2061	1,659,589	1,412,715
Saxon Asset Securities Trust
Series 2004-1, Class A (1 mo. Term SOFR + 0.654%) (a)(e)(f)	6.010%	3/25/2035	231,189	187,957
Securitized Asset Backed Receivables LLC Trust
Series 2006-HE1, Class A2B (1 mo. Term SOFR + 0.294%) (a)(e)(f)	5.650%	7/25/2036	95,261	24,958
Series 2006-FR4, Class A2A (1 mo. Term SOFR + 0.274%) (a)	5.630%	8/25/2036	358,527	113,789
Series 2006-WM2, Class A2B (1 mo. Term SOFR + 0.234%) (a)	5.590%	9/25/2036	599,415	397,645
Security National Mortgage Loan Trust
Series 2006-3A, Class A3 (b)(d)	6.330%	1/25/2037	324,846	137,490
Sequoia Mortgage Trust
Series 2003-4, Class 2A1 (1 mo. Term SOFR + 0.814%) (a)(e)(f)	6.172%	7/20/2033	60,453	52,201
Series 2004-6, Class A2 (1 mo. Term SOFR + 0.674%) (a)	6.032%	7/20/2034	19,432	17,065
Series 2004-11, Class A1 (1 mo. Term SOFR + 0.714%) (a)	6.072%	12/20/2034	91,446	81,529
Series 2005-1, Class A1 (1 mo. Term SOFR + 0.574%) (a)	5.932%	2/20/2035	14,423	12,723
Series 2007-3, Class 1A1 (1 mo. Term SOFR + 0.514%) (a)	5.872%	7/20/2036	27,542	23,832
Series 2007-3, Class 2BA1 (d)	4.146%	7/20/2037	794,942	605,192
Series 2013-5, Class A1 (b)(d)	2.500%	5/25/2043	217,567	183,956
Series 2013-9, Class AP (b)	0.000%	7/25/2043	237,571	168,043
Series 2015-3, Class A1 (b)(d)	3.500%	7/25/2045	498,258	451,954
Series 2018-CH1, Class A2 (b)(d)	3.500%	3/25/2048	46,736	41,978
Series 2018-CH3, Class A2 (b)(d)	4.000%	8/25/2048	224,651	218,059
Series 2019-CH2, Class A1 (b)(d)	4.500%	8/25/2049	75,953	74,472
SG Residential Mortgage Trust
Series 2020-2, Class A1 (b)(d)	1.381%	5/25/2065	23,543	20,908
Series 2020-2, Class A2 (b)(d)	1.587%	5/25/2065	92,076	81,675
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C (1 mo. Term SOFR + 0.414%) (a)	5.770%	6/25/2037	83,359	47,277
Starwood Mortgage Residential Trust
Series 2021-3, Class A1 (b)(d)	1.127%	6/25/2056	98,861	81,196
Series 2020-3, Class A1 (b)(d)	1.486%	4/25/2065	392,006	364,171
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 1A1 (d)	4.213%	9/25/2035	636,082	398,187
Series 2005-20, Class 1A1 (d)	6.798%	10/25/2035	522,703	473,573
Series 2005-23, Class 3A1 (d)	4.540%	1/25/2036	92,576	46,094
Series 2007-7, Class 1A1 (1 mo. Term SOFR + 0.714%) (a)	6.070%	8/25/2037	35,625	30,622
Series 2007-3, Class 2A1 (d)	3.913%	4/25/2047	319,663	291,047
Structured Asset Mortgage Investments Inc.
Series 2004-AR1, Class 1A1 (1 mo. Term SOFR + 0.814%) (a)	6.170%	3/19/2034	19,234	17,742
Series 2006-AR1, Class 3A1 (1 mo. Term SOFR + 0.574%) (a)	5.930%	2/25/2036	611,969	474,944
Series 2006-AR3, Class 21A1 (1 mo. Term SOFR + 0.514%) (a)	5.870%	2/25/2036	841,245	663,582
Series 2006-AR3, Class 22A1 (d)	4.244%	5/25/2036	368,402	185,238
Series 2006-AR5, Class 3A1 (1 mo. Term SOFR + 0.534%) (a)	5.890%	5/25/2046	1,658,495	638,807
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1 (1 mo. Term SOFR + 0.774%) (a)	6.130%	10/19/2034	7,294	6,764
Structured Asset Securities Corporation
Series 2003-37A, Class 2A (d)	5.803%	12/25/2033	40,445	39,063
Series 2006-S3, Class A1 (1 mo. Term SOFR + 0.374%) (a)	5.730%	9/25/2036	1,001,303	289,147

Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1 (d)	4.100%	4/25/2037	161,111	93,498
Series 2007-4, Class 2A1 (d)	4.742%	10/25/2037	133,026	103,931
TBW Mortgage Backed Pass Through Certificates
Series 2006-2, Class DX	6.000%	7/25/2036	738,342	88,361
Series 2006-3, Class 2A1	6.500%	7/25/2036	879,745	307,433
Series 2007-2, Class A6A (c)	6.515%	7/25/2037	1,680,681	640,292
Terwin Mortgage Trust
Series 2004-7HE, Class A1 (1 mo. Term SOFR + 1.214%) (a)(b)	6.570%	7/25/2034	845,922	788,656
Series 2004-19HE, Class A1 (1 mo. Term SOFR + 0.854%) (a)(b)	6.210%	10/25/2034	464,254	443,014
Thornburg Mortgage Securities Trust
Series 2005-1, Class A2 (d)	3.858%	4/25/2045	192,398	185,729
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13 (b)(d)	4.000%	11/25/2048	136,659	125,619
Toorak Mortgage Corp.
Series 2021-INV1, Class A1 (b)(d)	1.153%	7/25/2056	614,981	533,695
Series 2022-INV1, Class A1 (b)(d)	2.577%	2/25/2057	79,957	71,149
Towd Point Mortgage Trust
Series 2016-1, Class M1 (b)(d)	3.500%	2/25/2055	421,888	416,196
Series 2017-4, Class A1 (b)(d)	2.750%	6/25/2057	366,167	350,976
Series 2020-4, Class A2 (b)	2.500%	10/25/2060	705,000	554,543
Series 2021-SJ1, Class A1 (b)(d)	2.250%	7/25/2068	579,807	545,411
UCFC Manufactured Housing Contract
Series 1996-1, Class M (d)	7.900%	1/15/2028	19,263	17,230
Verus Securitization Trust
Series 2021-1, Class A2 (b)(d)(e)(f)	1.052%	1/25/2066	137,966	108,442
Series 2021-1, Class A3 (b)(d)	1.155%	1/25/2066	365,694	313,733
Series 2021-2, Class A1 (b)(d)	1.031%	2/25/2066	239,694	206,993
Series 2021-2, Class A2 (b)(d)	1.288%	2/25/2066	320,867	277,736
Series 2021-2, Class A3 (b)(d)	1.545%	2/25/2066	359,487	312,784
Series 2021-4, Class A1 (b)(d)	0.938%	7/25/2066	64,441	51,218
Series 2021-6, Class A1 (b)(d)	1.630%	10/25/2066	5,484,951	4,552,178
Series 2021-8, Class A2 (b)(d)	2.286%	11/25/2066	382,907	324,226
Washington Mutual Asset-Backed Certificates
Series 2007-HE1, Class 2A1 (1 mo. Term SOFR + 0.234%) (a)	5.590%	11/25/2036	1,510,164	488,757
Series 2007-HE4, Class 2A2 (1 mo. Term SOFR + 0.244%) (a)	5.600%	7/25/2047	310,272	180,800
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-5, Class 4A1 (e)(f)	6.000%	7/25/2021	1,636,700	16
Series 2004-RA2, Class CB1 (d)	7.000%	7/25/2033	25,189	20,357
Series 2004-S1, Class 1A11	5.500%	3/25/2034	27,956	27,197
Series 2004-AR9, Class B1 (d)	5.255%	8/25/2034	161,840	144,794
Series 2004-AR11, Class A (d)	5.966%	10/25/2034	126,476	114,390
Series 2005-1, Class 1A1	5.500%	3/25/2035	975,426	894,760
Series 2005-AR5, Class A6 (d)	4.617%	5/25/2035	123,536	119,254
Series 2005-7, Class 2CB4	5.500%	8/25/2035	475,717	456,407
Series 2005-AR12, Class 1A4 (d)	4.615%	10/25/2035	29,938	26,630
Series 2006-1, Class 2CB2	7.000%	2/25/2036	804,535	565,944

Series 2006-AR2, Class 2A1 (d)	3.596%	3/25/2036	84,872	72,837
Series 2006-4, Class 3A3 (c)	6.467%	5/25/2036	199,923	167,900
Series 2006-5, Class 2CB2 (1 mo. Term SOFR + 0.714%) (a)	6.000%	7/25/2036	483,733	284,855
Series 2006-AR12, Class 2A3 (d)(e)(f)	3.792%	10/25/2036	378,828	293,024
Series 2006-AR14, Class 1A4 (d)	4.020%	11/25/2036	133,923	114,119
Series 2006-AR14, Class 2A3 (d)	4.005%	11/25/2036	771,802	649,353
Series 2006-AR10, Class A2B (1 mo. Term SOFR + 0.534%) (a)	5.890%	12/25/2036	5,109,627	833,922
Series 2007-HY1, Class 1A1 (d)	3.657%	2/25/2037	309,234	265,402
Series 2007-HY1, Class A2B (1 mo. Term SOFR + 0.514%) (a)	5.870%	2/25/2037	11,245,574	1,259,260
Series 2002-AR17, Class 1B2 (12 Month US Treasury Average + 1.200%) (a)	6.212%	11/25/2042	84,708	75,508
Series 2005-AR2, Class 2A3 (1 mo. Term SOFR + 0.814%) (a)	6.170%	1/25/2045	58,775	56,723
Series 2006-AR3, Class A1B (12 Month US Treasury Average + 1.000%) (a)	6.012%	2/25/2046	39,345	34,000
Series 2006-AR7, Class 3A (12 Month US Treasury Average + 1.048%) (a)(e)(f)	6.060%	7/25/2046	116,426	80,916
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 1A4	5.750%	7/25/2037	264,235	223,446
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 2A1 (d)	4.674%	4/25/2036	75,402	70,361
Series 2006-AR12, Class 2A1 (d)	6.132%	9/25/2036	100,271	93,677
Series 2006-AR14, Class 2A3 (d)	6.376%	10/25/2036	59,709	52,482
Series 2006-AR16, Class A1 (d)	6.240%	10/25/2036	242,990	221,750
Series 2007-AR3, Class A4 (d)	4.675%	4/25/2037	399,071	341,131
Series 2007-7, Class A38 (e)(f)	6.000%	6/25/2037	44,489	34,835
Series 2018-1, Class A1 (b)(d)	3.500%	7/25/2047	28,266	24,977
Series 2019-2, Class A1 (b)(d)	4.000%	4/25/2049	19,176	17,907
Series 2019-4, Class A17 (b)(d)	3.500%	9/25/2049	51,657	44,881
WinWater Mortgage Loan Trust
Series 2015-A, Class A3 (b)(d)	3.500%	6/20/2045	241,897	218,117
Yale Mortgage Loan Trust
Series 2007-1, Class A (1 mo. Term SOFR + 0.514%) (a)(b)	5.870%	6/25/2037	80,319	25,600
Total Collateralized Mortgage Obligations (Cost — $378,990,889)				318,777,571
Mortgage Backed Securities - U.S. Government Agency — 21.1%
Federal Home Loan Mortgage Corp.
Series 4182, Class UC	1.500%	9/15/2027	5,371	5,210
Series T-41, Class 2A (d)	4.635%	7/25/2032	12,855	12,522
Series 4594, Class KS (30 day avg SOFR US + 7.432%) (a)	0.000%	5/15/2033	692,614	547,712
Series T-48, Class 1A (d)(e)(f)	4.413%	7/25/2033	116,080	102,383
Series 3152, Class WF (30 day avg SOFR US + 0.574%) (a)	5.913%	2/15/2034	32,211	31,066
Series 2770, Class LO	0.000%	3/15/2034	7,259	5,694
Series 2819, Class F (30 day avg SOFR US + 0.514%) (a)	5.853%	6/15/2034	44,303	44,271
Series 4265, Class FD (30 day avg SOFR US + 0.514%) (a)	5.853%	1/15/2035	28,835	28,477
Series 3006, Class YF (30 day avg SOFR US + 0.374%) (a)	5.713%	7/15/2035	283,095	278,902
Series 3085, Class FW (30 day avg SOFR US + 0.814%) (a)	6.153%	8/15/2035	67,519	66,107

Series 3030, Class FL (30 day avg SOFR US + 0.514%) (a)	5.853%	9/15/2035	62,204	61,370
Series 237, Class PO	0.000%	5/15/2036	912,546	753,371
Series 3317, Class F (30 day avg SOFR US + 0.514%) (a)	5.853%	7/15/2036	448,602	443,112
Series 3202, Class HF (30 day avg SOFR US + 0.464%) (a)	5.803%	8/15/2036	76,713	75,962
Series 3206, Class FE (30 day avg SOFR US + 0.514%) (a)	5.853%	8/15/2036	56,806	55,928
Series 3232, Class KF (30 day avg SOFR US + 0.564%) (a)	5.903%	10/15/2036	120,224	118,734
Series 3240, Class AF (30 day avg SOFR US + 0.464%) (a)	5.803%	11/15/2036	640,987	625,961
Series 3417, Class EO	0.000%	11/15/2036	130,280	102,428
Series 3540, Class KF (30 day avg SOFR US + 1.164%) (a)	6.503%	11/15/2036	101,551	102,912
Series 3281, Class AF (30 day avg SOFR US + 0.434%) (a)	5.773%	2/15/2037	289,437	283,870
Series 246, Class PO	0.000%	5/15/2037	253,430	208,009
Series 3320, Class FC (30 day avg SOFR US + 0.284%) (a)	5.623%	5/15/2037	47,994	47,734
Series 3378, Class FA (30 day avg SOFR US + 0.694%) (a)	6.033%	6/15/2037	8,905	8,868
Series T-76, Class 2A (d)(e)(f)	2.320%	10/25/2037	283,611	260,638
Series 3404, Class AF (30 day avg SOFR US + 0.969%) (a)	6.308%	1/15/2038	58,995	59,100
Series 3422, Class FB (30 day avg SOFR US + 0.634%) (a)	5.973%	2/15/2038	959,341	947,329
Series 3567, Class F (30 day avg SOFR US + 1.364%) (a)	6.689%	2/15/2038	181,343	165,582
Series 3429, Class F (30 day avg SOFR US + 0.794%) (a)	6.133%	3/15/2038	685,320	680,185
Series 3430, Class NF (30 day avg SOFR US + 0.714%) (a)	6.053%	3/15/2038	60,113	59,724
Series 3666, Class FC (30 day avg SOFR US + 0.844%) (a)	6.183%	5/15/2040	170,123	168,887
Series 3815, Class DS (30 day avg SOFR US + 13.607%) (a)	0.000%	2/15/2041	261,643	234,432
Series 4400, Class FA (30 day avg SOFR US + 0.514%) (a)	5.853%	2/15/2041	182,024	178,142
Series 3822, Class FC (30 day avg SOFR US + 0.524%) (a)	5.863%	3/15/2041	579,763	572,102
Series 3835, Class FO	0.000%	4/15/2041	2,823,660	2,133,896
Series 4105, Class KA	2.000%	8/15/2041	215,227	202,986
Series 3946, Class SW (30 day avg SOFR US + 6.786%) (a)	2.000%	10/15/2041	255,071	208,212
Series 4076, Class QB	1.750%	11/15/2041	90,457	86,205
Series 3977, Class FB (30 day avg SOFR US + 0.634%) (a)	5.973%	12/15/2041	41,733	41,089
Series 4119, Class UF (30 day avg SOFR US + 0.414%) (a)	5.753%	12/15/2041	702,326	694,636
Series T-42, Class A5	7.500%	2/25/2042	139,639	142,627
Series 4061, Class SL (30 day avg SOFR US + 6.860%) (a)	0.000%	6/15/2042	41,307	21,228
Series 4171, Class NG	2.000%	6/15/2042	19,188	17,012
Series 4076, Class LF (30 day avg SOFR US + 0.414%) (a)	5.753%	7/15/2042	127,719	125,254
Series 272, Class F2 (30 day avg SOFR US + 0.664%) (a)	6.003%	8/15/2042	182,864	179,346
Series 4094, Class CW	2.000%	8/15/2042	328,462	267,564
Series 4108, Class FC (30 day avg SOFR US + 0.514%) (a)	5.853%	9/15/2042	2,753,320	2,684,134
Series 4615, Class GT (30 day avg SOFR US + 15.542%) (a)	0.000%	10/15/2042	1,070,440	811,579
Series T-57, Class 1A2	7.000%	7/25/2043	268,908	283,786
Series 4313, Class FM (30 day avg SOFR US + 0.564%) (a)	5.903%	3/15/2044	1,802,340	1,758,707
Series 2017-SC02, Class 2A	3.500%	5/25/2047	25,279	22,502
Series 4708, Class F (30 day avg SOFR US + 0.414%) (a)	5.753%	8/15/2047	616,646	596,788
Series 4821, Class FA (30 day avg SOFR US + 0.414%) (a)	5.753%	7/15/2048	327,519	315,637
Series 4852, Class FD (30 day avg SOFR US + 0.464%) (a)	5.803%	12/15/2048	499,409	482,739
Series 4913, Class UF (30 day avg SOFR US + 0.564%) (a)	5.903%	3/15/2049	3,240,171	3,147,954
Series 4875, Class F (30 day avg SOFR US + 0.564%) (a)	5.903%	4/15/2049	2,174,224	2,117,211

Series 5131, Class TG (e)(f)	1.000%	4/25/2049	53,348	40,144
Series 4882, Class F (30 day avg SOFR US + 0.564%) (a)	5.903%	5/15/2049	2,512,106	2,449,560
Series 4882, Class FA (30 day avg SOFR US + 0.564%) (a)	5.903%	5/15/2049	3,283,976	3,198,741
Series 4921, Class NB	1.750%	8/25/2049	259,006	212,546
Series 4911, Class FB (30 day avg SOFR US + 0.564%) (a)	5.902%	9/25/2049	1,349,066	1,312,963
Series 4943, Class JP	2.500%	9/25/2049	372,060	325,072
Series 4940, Class FE (30 day avg SOFR US + 0.664%) (a)	6.002%	1/25/2050	1,498,650	1,464,403
Series 4942, Class FA (30 day avg SOFR US + 0.614%) (a)	5.952%	1/25/2050	2,198,681	2,141,814
Series 4977, Class IO (e)(f)	4.500%	5/25/2050	708,894	128,487
Series 4981, Class JF (30 day avg SOFR US + 0.514%) (a)	5.852%	6/25/2050	2,766,871	2,684,066
Series 4982, Class F (30 day avg SOFR US + 0.564%) (a)	5.902%	6/25/2050	2,628,075	2,564,676
Series 4993, Class UG (e)(f)	1.500%	7/25/2050	20,670	10,206
Series 5020, Class HA	1.000%	8/25/2050	876,623	652,980
Series 5328, Class JY	0.250%	9/25/2050	735,808	492,218
Series 5068, Class AB	1.000%	11/25/2050	450,682	344,236
Series 5085, Class LC (e)(f)	0.750%	3/25/2051	223,101	136,928
Federal National Mortgage Association
Series 2010-41, Class DC	4.500%	5/25/2025	2,024	2,004
Series 2002-30, Class FB (30 day avg SOFR US + 1.114%) (a)	6.452%	8/25/2031	76,504	77,348
Series 2002-8, Class FE (30 day avg SOFR US + 0.864%) (a)	6.202%	3/25/2032	44,088	44,422
Series 2002-9, Class FB (30 day avg SOFR US + 0.864%) (a)	6.202%	3/25/2032	43,727	42,807
Series 328, Class 1	0.000%	12/25/2032	819,409	704,205
Series 2003-7, Class FA (30 day avg SOFR US + 0.864%) (a)	6.202%	2/25/2033	68,080	68,623
Series 2003-25, Class KP	5.000%	4/25/2033	7,385	7,313
Series 2013-26, Class SJ (30 day avg SOFR US + 5.323%) (a)	0.000%	4/25/2033	667,145	538,876
Series 2003-44, Class FI (30 day avg SOFR US + 0.864%) (a)	6.202%	6/25/2033	44,346	43,415
Series 2004-37, Class FB (30 day avg SOFR US + 0.234%) (a)	5.754%	6/25/2034	140,528	138,271
Series 2004-T5, Class AB7 (d)	4.514%	5/28/2035	344,350	330,436
Series 2005-45, Class XA (30 day avg SOFR US + 0.454%) (a)	5.792%	6/25/2035	312,028	309,059
Series 2005-82, Class FY (30 day avg SOFR US + 0.384%) (a)	5.722%	9/25/2035	367,715	364,123
Series 2006-20, Class GF (30 day avg SOFR US + 0.464%) (a)	5.802%	4/25/2036	125,268	123,691
Series 2006-23, Class BD	1.000%	4/25/2036	424,639	355,781
Series 2006-101, Class FD (30 day avg SOFR US + 0.414%) (a)	5.500%	7/25/2036	71,192	70,483
Series 2006-56, Class FC (30 day avg SOFR US + 0.404%) (a)	5.742%	7/25/2036	65,809	65,411
Series 2006-62, Class FP (30 day avg SOFR US + 0.364%) (a)	5.702%	7/25/2036	443,837	439,978
Series 2006-72, Class TE (30 day avg SOFR US + 0.414%) (a)	5.752%	8/25/2036	79,728	78,843
Series 2006-126, Class CF (30 day avg SOFR US + 0.414%) (a)	5.752%	1/25/2037	82,878	81,553
Series 2007-96, Class AF (30 day avg SOFR US + 0.834%) (a)	6.172%	6/25/2037	69,580	69,361
Series 380, Class F5 (30 day avg SOFR US + 0.514%) (a)	5.852%	7/25/2037	53,892	53,162
Series 2007-85, Class FG (30 day avg SOFR US + 0.614%) (a)	5.952%	9/25/2037	144,168	139,755
Series 2007-91, Class JF (30 day avg SOFR US + 0.714%) (a)	6.052%	10/25/2037	231,541	230,128
Series 2007-117, Class MF (30 day avg SOFR US + 0.814%) (a)	6.152%	1/25/2038	99,232	99,060
Series 2008-11, Class PO	0.000%	3/25/2038	254,858	211,285
Series 2011-118, Class CF (30 day avg SOFR US + 0.614%) (a)	5.952%	10/25/2039	49,533	49,359
Series 2009-106, Class FA (30 day avg SOFR US + 0.864%) (a)	6.202%	1/25/2040	502,964	504,705

Series 2010-41, Class OP	0.000%	5/25/2040	1,360,523	1,147,859
Series 2010-67, Class FD (30 day avg SOFR US + 0.864%) (a)	6.202%	6/25/2040	51,484	51,282
Series 2010-95, Class FA (30 day avg SOFR US + 0.514%) (a)	5.852%	7/25/2040	48,477	47,816
Series 2010-123, Class FK (30 day avg SOFR US + 0.564%) (a)	5.902%	11/25/2040	61,985	60,718
Series 2011-40, Class SB (30 day avg SOFR US + 9.908%) (a)(e)(f)	0.000%	11/25/2040	42,394	22,537
Series 2010-135, Class AF (30 day avg SOFR US + 0.664%) (a)	6.002%	12/25/2040	175,182	172,197
Series 2010-141, Class FB (30 day avg SOFR US + 0.584%) (a)	5.922%	12/25/2040	85,627	84,142
Series 2002-26, Class A3 ( + 0.000%) (a)	4.923%	6/25/2041	729,629	719,716
Series 2011-63, Class FA (30 day avg SOFR US + 0.694%) (a)	6.032%	7/25/2041	302,052	298,160
Series 2013-9, Class HF (30 day avg SOFR US + 0.414%) (a)	5.752%	7/25/2041	653,115	648,097
Series 2011-85, Class KF (30 day avg SOFR US + 0.664%) (a)	6.002%	9/25/2041	263,847	259,472
Series 2011-96, Class PF (30 day avg SOFR US + 0.614%) (a)	5.952%	10/25/2041	1,595,753	1,564,004
Series 2012-114, Class ND (e)(f)	2.000%	10/25/2041	70,567	61,129
Series 2002-T4, Class A3	7.500%	12/25/2041	142,770	150,792
Series 2011-130, Class KO	0.000%	12/25/2041	129,861	101,753
Series 2012-6, Class F (30 day avg SOFR US + 0.614%) (a)	5.952%	2/25/2042	809,685	794,710
Series 2012-90, Class ZJ	1.500%	3/25/2042	290,187	260,127
Series 2012-39, Class FK (30 day avg SOFR US + 0.614%) (a)	5.952%	4/25/2042	620,549	612,154
Series 2012-40, Class LX (30 day avg SOFR US + 6.688%) (a)(e)(f)	0.000%	4/25/2042	124,688	70,449
Series 2002-T16, Class A4 (d)	4.987%	5/25/2042	19,561	18,955
Series 2002-W8, Class A2	7.000%	6/25/2042	143,940	150,758
Series 2012-80, Class NA (e)(f)	2.750%	6/25/2042	201,466	172,757
Series 2012-93, Class TF (30 day avg SOFR US + 0.414%) (a)	5.752%	6/25/2042	847,876	834,110
Series 2012-71, Class FL (30 day avg SOFR US + 0.614%) (a)	5.952%	7/25/2042	485,026	475,151
Series 2012-79, Class FM (30 day avg SOFR US + 0.564%) (a)	5.902%	7/25/2042	97,242	95,133
Series 2012-80, Class FM (30 day avg SOFR US + 0.614%) (a)	5.952%	8/25/2042	180,349	176,789
Series 411, Class F1 (30 day avg SOFR US + 0.664%) (a)	6.002%	8/25/2042	889,367	856,903
Series 2012-103, Class NF (30 day avg SOFR US + 0.514%) (a)	5.852%	9/25/2042	242,249	237,593
Series 2003-W4, Class 3A (d)	4.851%	10/25/2042	21,892	22,204
Series 2012-111, Class FE (30 day avg SOFR US + 0.564%) (a)	5.902%	10/25/2042	1,418,081	1,383,803
Series 2013-130, Class FN (30 day avg SOFR US + 0.464%) (a)	5.802%	10/25/2042	64,657	63,548
Series 2012-146, Class QA	1.000%	1/25/2043	72,024	60,363
Series 2013-2, Class AZ	2.000%	2/25/2043	150,268	120,091
Series 2013-15, Class FA (30 day avg SOFR US + 0.464%) (a)	5.802%	3/25/2043	772,615	751,081
Series 2014-78, Class OK	0.000%	7/25/2043	1,382,021	760,275
Series 2013-83, Class US (30 day avg SOFR US + 4.886%) (a)(e)(f)	0.000%	8/25/2043	160,197	80,359
Series 2014-38, Class F (30 day avg SOFR US + 0.514%) (a)	5.852%	7/25/2044	5,336,783	5,195,974
Series 2015-38, Class PI	4.500%	8/25/2044	163,985	16,989
Series 2014-63, Class FL (30 day avg SOFR US + 0.514%) (a)	5.852%	10/25/2044	1,426,510	1,392,368
Series 2014-73, Class FA (30 day avg SOFR US + 0.464%) (a)	5.802%	11/25/2044	956,711	930,718
Series 2015-31, Class FE (30 day avg SOFR US + 0.414%) (a)	5.752%	5/25/2045	6,116,283	5,925,341
Series 2015-87, Class BF (30 day avg SOFR US + 0.414%) (a)	5.752%	12/25/2045	11,114	10,753
Series 2016-8, Class FA (30 day avg SOFR US + 0.564%) (a)	5.902%	3/25/2046	1,744,704	1,699,522
Series 2017-3, Class FA (30 day avg SOFR US + 0.614%) (a)	5.952%	2/25/2047	826,172	805,868
Series 2018-11, Class KA	3.000%	3/25/2048	780,124	671,882

Series 2018-58, Class FA (30 day avg SOFR US + 0.414%) (a)	5.752%	8/25/2048	2,942,746	2,836,407
Series 2018-94, Class FA (30 day avg SOFR US + 0.514%) (a)	5.852%	1/25/2049	695,166	674,307
Series 2019-1, Class NF (30 day avg SOFR US + 0.564%) (a)	5.902%	2/25/2049	2,552,543	2,481,962
Series 2019-8, Class FA (30 day avg SOFR US + 0.564%) (a)	5.902%	3/25/2049	892,539	873,034
Series 2019-24, Class NJ	2.500%	5/25/2049	940,571	809,599
Series 2020-10, Class FA (30 day avg SOFR US + 0.614%) (a)	5.952%	3/25/2050	289,187	282,316
Series 2020-48, Class DA	2.000%	7/25/2050	742,695	627,641
Series 2020-71, Class KU	1.000%	10/25/2050	95,471	44,503
Series 2021-2, Class HB	1.000%	2/25/2051	488,951	362,936
Series 2021-94, Class KU (e)(f)	2.000%	12/25/2051	97,535	47,792
Series 2022-66, Class CA	4.500%	10/25/2052	64,601	63,397
Series 2019-41, Class F (30 day avg SOFR US + 0.614%) (a)	5.952%	8/25/2059	1,730,321	1,695,911
Government National Mortgage Association
Series 2014-21, Class DA	2.000%	4/16/2026	6,171	6,041
Series 2005-48, Class AF (1 mo. Term SOFR + 0.314%) (a)	5.672%	6/20/2035	187,808	184,924
Series 2010-79, Class FH (1 mo. Term SOFR + 0.304%) (a)	5.662%	5/20/2037	979,678	972,185
Series 2007-72, Class HF (1 mo. Term SOFR + 0.554%) (a)	5.912%	11/20/2037	180,936	173,696
Series 2008-11, Class FB (1 mo. Term SOFR + 0.714%) (a)	6.072%	2/20/2038	114,837	114,963
Series 2009-52, Class FD (1 mo. Term SOFR + 1.064%) (a)	6.423%	7/16/2039	655,799	661,540
Series 2010-147, Class PG	3.500%	5/20/2040	47,277	46,200
Series 2010-85, Class FE (1 mo. Term SOFR + 0.564%) (a)	5.922%	7/20/2040	2,714,588	2,688,641
Series 2010-109, Class FB (1 mo. Term SOFR + 0.514%) (a)	5.872%	8/20/2040	3,619,378	3,577,772
Series 2011-7, Class LS (1 mo. Term SOFR + 9.651%) (a)	0.357%	12/20/2040	1,143,716	981,188
Series 2011-13, Class FB (1 mo. Term SOFR + 0.664%) (a)	6.022%	1/20/2041	1,357,532	1,340,522
Series 2011-32, Class F (1 mo. Term SOFR + 0.614%) (a)	5.973%	3/16/2041	616,770	602,865
Series 2011-75, Class PO	0.000%	5/20/2041	234,229	194,942
Series 2011-151, Class FJ (1 mo. Term SOFR + 0.464%) (a)	5.822%	11/20/2041	493,031	485,806
Series 2012-21, Class QF (1 mo. Term SOFR + 0.464%) (a)	5.822%	2/20/2042	1,041,583	1,030,987
Series 2012-97, Class JF (1 mo. Term SOFR + 0.364%) (a)	5.723%	8/16/2042	38,978	38,669
Series 2014-41, Class ST (1 mo. Term SOFR + 11.161%) (a)	0.000%	11/20/2042	126,573	105,153
Series 2015-53, Class KC (e)(f)	3.000%	4/16/2045	58,516	38,328
Series 2017-39, Class BD	2.500%	6/20/2045	198,403	186,977
Series 2013-72, Class DA	2.040%	11/16/2047	130,000	92,332
Series 2018-14, Class FB (1 mo. Term SOFR + 0.364%) (a)	5.722%	1/20/2048	3,417,283	3,314,696
Series 2018-125, Class BF (1 mo. Term SOFR + 0.864%) (a)	6.000%	6/20/2048	1,404,947	1,358,686
Series 2018-168, Class KF (1 mo. Term SOFR + 0.464%) (a)	5.822%	12/20/2048	3,455,052	3,347,016
Series 2019-33, Class F (1 mo. Term SOFR + 0.564%) (a)	5.922%	3/20/2049	75,183	73,255
Series 2019-43, Class SQ (1 mo. Term SOFR + 5.936%) (a)	0.578%	4/20/2049	2,685,641	171,216
Series 2019-90, Class AF (1 mo. Term SOFR + 0.514%) (a)	5.872%	7/20/2049	478,280	464,589
Series 2021-139, Class QO	0.000%	9/20/2049	881,942	375,332
Series 2020-183, Class HX (e)(f)	1.000%	12/20/2049	48,000	18,960
Series 2020-160, Class KQ (e)(f)	1.500%	10/20/2050	47,692	24,025
Series 2020-165, Class UC	1.250%	11/20/2050	702,730	535,397
Series 2021-98, Class IY (e)(f)	3.000%	6/20/2051	149,409	17,042
Series 2023-66, Class OQ (e)(f)	0.000%	7/20/2052	443,307	320,289
Series 2023-56, Class FB (30 day avg SOFR US + 1.000%) (a)	6.338%	4/20/2053	871,648	862,898

Series 2023-66, Class FG (30 day avg SOFR US + 1.000%) (a)	6.338%	5/20/2053	1,277,972	1,264,298
Small Business Administration Pools
Pool (Prime Rate + 0.075%) (a)	8.575%	9/25/2037	56,278	61,492
United States Small Business Administration
Pool (Prime Rate + 0.846%) (a)	9.346%	3/25/2037	323,769	344,678
Total Mortgage Backed Securities - U.S. Government Agency (Cost — $112,534,788)				113,994,120
U.S. Treasury Obligations — 4.8%
United States Treasury (3 Month US Treasury Money Market Yield + (0.015)%) (g)	5.316%	1/31/2024	2,000,000	1,999,825
United States Treasury	5.000%	8/31/2025	5,000,000	5,046,875
United States Treasury	5.000%	9/30/2025	8,750,000	8,840,918
United States Treasury Inflation Indexed Bonds	0.500%	4/15/2024	10,064,258	9,937,275
Total U.S. Treasury Obligations (Cost — $25,696,621)				25,824,893
Security	Rate	Maturity Date	Shares	Value
Short-Term Investments — 15.1%
Money Market Funds — 0.30%
First American Government Obligations Fund - Class X - 5.30% (h)			1,486,245	1,486,245
Total Money Market Funds (Cost — $1,486,245)				1,486,245
U.S. Treasury Bills — 14.80%
United States Treasury Bill	5.155%	1/2/2024	5,000,000	5,000,000
United States Treasury Bill	5.340%	1/18/2024	21,000,000	20,950,707
United States Treasury Bill	5.398%	2/8/2024	8,000,000	7,956,674
United States Treasury Bill	5.463%	3/28/2024	2,000,000	1,975,171
United States Treasury Bill	5.475%	4/11/2024	5,000,000	4,927,972
United States Treasury Bill	5.298%	4/23/2024	5,000,000	4,919,137
United States Treasury Bill	5.454%	4/25/2024	5,000,000	4,918,086
United States Treasury Bill	5.396%	5/9/2024	5,000,000	4,908,655
United States Treasury Bill	5.319%	5/16/2024	10,000,000	9,808,263
United States Treasury Bill	5.350%	5/30/2024	5,000,000	4,895,529
United States Treasury Bill	5.230%	6/20/2024	10,000,000	9,761,575
Total U.S. Treasury Bills (Cost — $79,995,399)				80,021,769
Total Short-Term Investments (Cost — $81,481,644)				81,508,014
Total Investments — 99.9% (Cost — $598,703,942)				540,104,598
Other Assets in Excess of Liabilities — 0.1%				573,199
Total Net Assets — 100.0%				$540,677,797

The Accompanying Notes are an Integral Part of these Financial Statements.

CMT Constant Maturity Treasury
LIBOR London Interbank Offered Rate
LP Limited Partnership
PO Principal Only
SOFR Secured Overnight Financing Rate

(a)	Floating rate security based on a reference index and spread. The rate reported is the rate in effect as of 12/31/2023.
(b)
Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At December 31, 2023, the value of these securities totaled $101,808,145 or 20.3% of net assets.

(c)	Step-up coupon bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate disclosed is as of December 31, 2023.
(d)	Variable rate security. The rate is based on an underlying pool of loans and represents the rate in effect as of 12/31/2023.
(e)	Value determined using unobservable inputs.
(f)	Fair value determined using significant observable inputs in accordance with procedures by and under the supervision of the Adviser, acting through its Valuation Committee.
(g)	Variable rate security. Reference rate and spread are included in the description.
(h)	The rate reported is the annualized seven-day yield as of December 31, 2023.

Valuation of Investments (Unaudited)

Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Regan Total Return Income Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass- throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Valuation Designee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as December 31, 2023:

Regan Total Return Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Collateralized Mortgage Obligations	$-	$309,794,440	$8,983,131	$318,777,571
Mortgage Backed Securities - U.S. Government Agency	-	112,441,667	1,552,453	113,994,120
U.S. Treasury Obligations	-	25,824,893	-	25,824,893
Short Term Investments	1,486,245	80,021,769	-	81,508,014
Total	$1,486,245	$528,082,769	$10,535,584	$540,104,598

See Schedule of Investments for additional detailed categorizations.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations	Mortgage Backed Securities - U.S. Government Agency
Balance at September 30, 2023*	6,592,469	408,058
Purchased	2,005,100	436,205
Accrued discounts/premiums	649,746	-
Sale Proceeds	(792,798)	(18,461)
Realized Gain (Loss)	114,295	3,443
Change in unrealized	(210,520)	(4,495)
Corporate Actions	(9,867)	-
Transfers into Level 3 (1)	1,995,824	749,906
Transfers from Level 3	(1,361,118)	(22,204)
Balance at December 31, 2023	8,983,131	1,552,453

(1)
Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Adviser believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at December 31, 2023 was $(212,583). The following is a summary of quantitative information about level 3 valued measurements:

Regan Total Return Income Fund

	Value at December 31, 2023	Valuation Technique(s)
Collateralized Mortgage Obligations	$8,893,131	Acquisition Cost/Fair Valued
Mortgage Backed Securities – U.S. Government Agency	$1,552,453	Acquisition Cost

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.